Document and Entity Information	3 Months Ended
Jun. 30, 2012
Document Information [Line Items]
Document Type	F-1/A
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Trading Symbol	KORS
Entity Registrant Name	MICHAEL KORS HOLDINGS LTD
Entity Central Index Key	0001530721

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Apr. 02, 2011
Current assets
Cash and cash equivalents	$ 162,075	$ 106,354	$ 21,065
Receivables, net	104,700	127,226	80,081
Inventories	246,601	187,413	117,173
Deferred tax assets	15,518	11,145	7,322
Prepaid expenses and other current assets	40,298	31,925	19,757
Total current assets	569,192	464,063	245,398
Property and equipment, net	180,317	170,755	119,323
Intangible assets, net	13,684	14,146	15,796
Goodwill	14,005	14,005	14,005
Deferred tax assets	3,942	3,952	1,951
Other assets	6,780	7,504	3,022
Total assets	787,920	674,425	399,495
Current liabilities
Revolving line of credit	27,667	22,674	12,765
Accounts payable	82,464	67,326	52,873
Accrued payroll and payroll related expenses	17,270	33,710	26,100
Accrued income taxes	40,342	8,199	18,701
Accrued expenses and other current liabilities	28,505	33,097	17,286
Total current liabilities	196,248	165,006	127,725
Note payable to parent			101,650
Deferred rent	46,137	43,292	29,381
Deferred tax liabilities	6,816	6,300	5,495
Other long-term liabilities	3,069	3,590	3,218
Total liabilities	252,270	218,188	267,469
Commitments and contingencies
Contingently redeemable ordinary shares			6,706
Shareholders' equity
Convertible preference shares, no par value; 10,163,920 shares issued and outstanding at April 2, 2011.
Ordinary shares, no par value; 650,000,000 shares authorized, and 193,226,091 shares issued and outstanding at June 30, 2012, 192,731,390 shares issued and outstanding at March 31, 2012 and 140,554,377 shares issued and outstanding at April 2, 2011
Additional paid-in capital	242,367	228,321	40,000
Accumulated other comprehensive (loss) income	(4,013)	(735)	4,033
Retained earnings	297,296	228,651	81,287
Total shareholders' equity	535,650	456,237	125,320
Total liabilities and shareholders' equity	$ 787,920	$ 674,425	$ 399,495

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2012	Mar. 31, 2012	Apr. 02, 2011
Convertible preference shares, no par value
Convertible preference shares, issued			10,163,920
Convertible preference shares, outstanding			10,163,920
Ordinary shares, no par value
Ordinary shares, shares authorized	650,000,000	650,000,000	650,000,000
Ordinary shares, shares issued	193,226,091	192,731,390	140,554,377
Ordinary shares, shares outstanding	193,226,091	192,731,390	140,554,377

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Mar. 31, 2012	Apr. 02, 2011	Apr. 03, 2010
Net sales	$ 397,370	$ 232,282	$ 1,237,100	$ 757,800	$ 483,452
Licensing revenue	17,495	10,844	65,154	45,539	24,647
Total revenue	414,865	243,126	1,302,254	803,339	508,099
Cost of goods sold	163,865	106,157	549,158	357,274	241,365
Gross profit	251,000	136,969	753,096	446,065	266,734
Selling, general and administrative expenses	126,002	83,492	464,568	279,822	191,717
Depreciation and amortization	13,055	8,501	37,554	25,543	18,843
Impairment of long-lived assets			3,292	3,834
Total operating expenses	139,057	91,993	505,414	309,199	210,560
Income from operations	111,943	44,976	247,682	136,866	56,174
Interest expense, net	435	671	1,495	1,861	2,057
Foreign currency (gain) loss	(375)	1,507	(2,629)	1,786	(830)
Income before provision for income taxes	111,883	42,798	248,816	133,219	54,947
Provision for income taxes	43,238	18,683	101,452	60,713	15,699
Net income	68,645	24,115	147,364	72,506	39,248
Net income applicable to preference shareholders		5,198	21,227	15,629	8,460
Net income available for ordinary shareholders	68,645	18,917	126,137	56,877	30,788
Weighted average ordinary shares outstanding:
Basic	192,790,454	140,554,377	158,258,126	140,554,377	140,554,377
Diluted	199,391,127	179,177,268	189,299,197	179,177,268	179,177,268
Net income per ordinary share:
Basic	$ 0.36	$ 0.13	$ 0.8	$ 0.4	$ 0.22
Diluted	$ 0.34	$ 0.13	$ 0.78	$ 0.4	$ 0.22
Statements of Comprehensive Income:
Net income	68,645	24,115	147,364	72,506	39,248
Foreign currency translation adjustments	(3,278)	1,979	(4,768)	3,803	150
Comprehensive income	$ 65,367	$ 26,094	$ 142,596	$ 76,309	$ 39,398

CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data		Total USD ($)	Convertible Preference Shares	Ordinary Shares	Additional Paid-in Capital USD ($)	Accumulated Other Comprehensive Income (Loss) USD ($)	Retained Earnings (Accumulated Deficit) USD ($)
Beginning Balance at Mar. 28, 2009		$ 11,475			$ 41,300	$ 80	$ (29,905)
Beginning Balance (in shares) at Mar. 28, 2009			10,163,920	140,554,377
Net income		39,248					39,248
Foreign currency translation adjustment		150				150
Total comprehensive income		39,398
Distribution to shareholders		(1,862)			(1,300)		(562)
Ending Balance at Apr. 03, 2010		49,011			40,000	230	8,781
Ending Balance (in shares) at Apr. 03, 2010			10,163,920	140,554,377
Net income		72,506					72,506
Foreign currency translation adjustment		3,803				3,803
Total comprehensive income		76,309
Ending Balance at Apr. 02, 2011		125,320			40,000	4,033	81,287
Beginning Balance (in shares) at Apr. 02, 2011			10,163,920	140,554,377
Net income		147,364					147,364
Foreign currency translation adjustment		(4,768)				(4,768)
Total comprehensive income		142,596
Issuance of shares in exchange for note (in shares)	[1]		475,796	6,579,656
Issuance of shares in exchange for note	[1]	101,650			101,650
Elimination of contingent redemption on ordinary shares		6,706			6,706
Issuance of convertible preference shares (in shares)			217,137
Issuance of convertible preference shares		9,550			9,550
Issuance of restricted shares				820,074
Exercise of employee share options (in shares)		3,521,258		3,521,258
Exercise of employee share options		9,672			9,672
Equity compensation expense		27,020			27,020
Tax benefits on exercise of share options		32,281			32,281
Contributed capital- services provided by former parent		1,442			1,442
Conversion of convertible preference shares			(10,856,853)	41,256,025
Ending Balance at Mar. 31, 2012		456,237			228,321	(735)	228,651
Ending Balance (in shares) at Mar. 31, 2012				192,731,390
Net income		68,645					68,645
Foreign currency translation adjustment		(3,278)				(3,278)
Total comprehensive income		65,367
Issuance of restricted shares				3,257
Exercise of employee share options (in shares)		491,444		491,444
Exercise of employee share options		2,561			2,561
Equity compensation expense		4,982			4,982
Tax benefits on exercise of share options		6,426			6,426
Contributed capital- services provided by former parent		77			77
Ending Balance at Jun. 30, 2012		$ 535,650			$ 242,367	$ (4,013)	$ 297,296
Ending Balance (in shares) at Jun. 30, 2012				193,226,091

[1]	Represents the extinguishment of the note payable to the company's parent

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Mar. 31, 2012	Apr. 02, 2011	Apr. 03, 2010
Cash flows from operating activities
Net income	$ 68,645	$ 24,115	$ 147,364	$ 72,506	$ 39,248
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	13,055	8,501	37,554	25,543	18,843
Loss on disposal of fixed assets	148
Impairment of long-lived assets			3,292	3,834
Unrealized foreign exchange (gain) loss	(375)	1,507	(2,629)	1,786	(1,965)
Amortization of deferred financing costs	176	94	498	225	229
Amortization of deferred rent	1,207	1,227	4,214	3,020	1,402
Deferred income tax provision	(3,891)	(9)	(7,729)	12,443	11,024
Equity compensation expense	4,982		27,020
Tax benefits on exercise of share options	(6,426)		(32,281)
Non-cash charges for services provided by former parent	77		1,442
Change in assets and liabilities:
Receivables, net	21,725	32,381	(48,399)	(14,071)	(35,350)
Inventories	(61,219)	(4,560)	(71,151)	(50,465)	(13,390)
Prepaid expenses and other current assets	(8,911)	(305)	(12,647)	(8,990)	(4,721)
Other assets	166	(842)	(2,284)	(664)	(1,363)
Accounts payable	15,774	(2,061)	14,888	18,043	4,612
Accrued expenses and other current liabilities	12,256	(15,490)	46,419	37,405	5,149
Other long-term liabilities and deferred credits	1,193	1,367	9,719	9,693	4,832
Net cash provided by operating activities	58,582	45,925	115,290	110,308	28,592
Cash flows from investing activities
Capital expenditures	(17,370)	(9,121)	(88,187)	(57,348)	(30,816)
Purchase of intangible assets				(482)	(1,359)
Net cash used in investing activities	(17,370)	(9,121)	(88,187)	(57,830)	(32,175)
Cash flows from financing activities
Repayments of borrowings under revolving credit agreement	(3,226)		(100,855)	(225,820)	(218,063)
Borrowings under revolving credit agreement	9,803		110,764	194,605	222,603
Bank overdraft				(4,380)	2,903
Proceeds from private placement			9,550
Exercise of employee share options	2,561		9,672
Tax benefits on exercise of share options	6,426		32,281
Distribution to shareholders					(1,862)
Payment of loan to parent				(1,850)
Payment of deferred financing costs	(37)		(2,773)	(281)
Net cash provided by (used in) financing activities	15,527		58,639	(37,726)	5,581
Effect of exchange rate changes on cash and cash equivalents	(1,018)	329	(453)	649	1,206
Net increase in cash and cash equivalents	55,721	37,133	85,289	15,401	3,204
Beginning of period	106,354	21,065	21,065	5,664	2,460
End of period	162,075	58,198	106,354	21,065	5,664
Supplemental disclosures of cash flow information
Cash paid for interest	95	128	1,266	1,202	1,573
Cash paid for income taxes	16,418	20,728	84,389	27,252	4,730
Supplemental disclosure of noncash investing and financing activities
Accrued capital expenditures	13,455	3,488	6,869	3,538	2,519
Property, Plant and Equipment, Other Types
Adjustments to reconcile net income to net cash provided by operating activities:
Impairment of long-lived assets			3,292	2,052	42
Impairment of Intangible Assets
Adjustments to reconcile net income to net cash provided by operating activities:
Impairment of long-lived assets				$ 1,782

Business and Basis of Presentation	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Business and Basis of Presentation

1. Business and Basis of Presentation

Michael Kors Holdings Limited (“MKHL,” and together with its subsidiaries, the “Company”) was incorporated in the British Virgin Islands (“BVI”) on December 13, 2002. The Company is a leading designer, marketer, distributor and retailer of branded women’s apparel and accessories and men’s apparel bearing the Michael Kors tradename and related trademarks “MICHAEL KORS,” “MICHAEL MICHAEL KORS,” “KORS MICHAEL KORS” and various other related trademarks and logos. The Company’s business consists of retail, wholesale and licensing segments. Retail operations consist of collection stores, lifestyle stores, including concessions and outlet stores located primarily in the United States, Canada, Europe and Japan. Wholesale revenues are principally derived from major department and specialty stores located throughout the United States, Canada and Europe. The Company licenses its trademarks on products such as fragrances, cosmetics, eyewear, leather goods, jewelry, watches, coats, footwear, men’s suits, swimwear, furs and ties.

For all periods presented, all ordinary share and per share amounts in these consolidated financial statements and the notes hereto have been adjusted retroactively to reflect the effects of a 3.8-to-1 share split, which was completed on November 30, 2011, as well as the effects of the July 2011 reorganization discussed in Note 2 below, as if such reorganization and share split had occurred at the beginning of the periods presented.

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated. The consolidated financial statements as of June 30, 2012, and for the three months ended June 30, 2012 and July 2, 2011, are unaudited. In addition, certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted. The interim financial statements reflect all normal and recurring adjustments, which are, in the opinion of management, necessary for a fair presentation in conformity with GAAP. The interim financial statements should be read in conjunction with the audited financial statements and notes thereto for the year ended March 31, 2012, as filed with the Securities and Exchange Commission on June 12, 2012, in the Company’s Annual Report on Form 20-F. The results of operations for the interim periods should not be considered indicative of results to be expected for the full fiscal year.

The Company utilizes a 52 to 53 week fiscal year ending on the Saturday closest to March 31. As such, the term “Fiscal Year” or “Fiscal” refers to the 52-week or 53-week period, ending on that day. The results for the three months ended June 30, 2012 and July 2, 2011, are based on a 13-week period.

1. Business and Basis of Presentation

Michael Kors Holdings Limited (“MKHL,” and together with its subsidiaries, the “Company”) was incorporated in the British Virgin Islands (“BVI”) on December 13, 2002. The Company is a leading designer, marketer, distributor and retailer of branded women’s apparel and accessories and men’s apparel bearing the Michael Kors tradename and related trademarks “MICHAEL KORS,” “MICHAEL MICHAEL KORS,” “KORS MICHAEL KORS” and various other related trademarks and logos. The Company’s business consists of retail, wholesale and licensing segments. Retail operations consist of collection stores, lifestyle stores, including concessions and outlet stores located primarily in the United States, Canada, Europe and Japan. Wholesale revenues are principally derived from major department and specialty stores located throughout the United States, Canada and Europe. The Company licenses its trademarks on products such as fragrances, cosmetics, eyewear, leather goods, jewelry, watches, coats, footwear, men’s suits, swimwear, furs and ties.

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States and include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated.

For all periods presented, all ordinary share and per share amounts in these consolidated financial statements and the notes hereto have been adjusted retroactively to reflect the effects of a 3.8-to-1 share split, which was completed on November 30, 2011, as well as the effects of the July 2011 reorganization discussed in Note 2 below, as if such reorganization and share split had occurred at the beginning of the periods presented.

The Company utilizes a 52 to 53 week fiscal year ending on the Saturday closest to March 31. As such, the fiscal years ending on March 31, 2012 and April 2, 2011 (“Fiscal 2012” and “Fiscal 2011,” respectively) consist of 52 weeks, and the fiscal year ending April 3, 2010 (“Fiscal 2010”) consists of 53 weeks.

Reorganization and Initial Public Offering	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Reorganization and Initial Public Offering

2. Reorganization and Initial Public Offering

Prior to July 2011, the Company was owned 85% by SHL-Kors Limited, a BVI corporation, and 15% by Mr. Kors. SHL-Kors Limited was owned 100% by SHL Fashion Limited.

In July 2011, the Company underwent a corporate reorganization whereby the Company completed a merger with its former parent, SHL-Kors Limited, which merged with and into the Company, with the Company as the surviving corporation (the “First Merger”). Subsequent to the completion of the First Merger, SHL Fashion Limited, the former parent company of SHL-Kors Limited, merged with and into the Company (the “Second Merger”), with the Company as the surviving corporation. Upon completion of the Second Merger, the previous shareholders of SHL Fashion Limited (which include Sportswear Holdings Limited and the Company’s chief executive officer, John Idol), and Mr. Kors became direct shareholders in the Company. Immediately prior to the Second Merger, the Company issued 475,796 preference shares and 6,579,656 ordinary shares to SHL Fashion Limited in consideration for the extinguishment of the Company’s $101.7 million note payable to SHL Fashion Limited. This exchange was based on the fair value of the Company at the time of exchange. In the Second Merger, Mr. Kors and the shareholders of SHL Fashion received 147,134,033 newly issued ordinary shares and 10,639,716 newly issued convertible preference shares of the Company in proportion to their ownership interests held prior to the Second Merger. The Company considered this transaction to be the acquisition of the non-controlling interest in the Company held by Mr. Kors, and, accordingly, the Company accounted for this transaction as an equity transaction.

Following the reorganization, in a private placement in July 2011, a group of investors purchased (i) all 10,639,716 convertible preference shares issued in the reorganization from the previous SHL Fashion Limited shareholders and Mr. Kors for $490 million, and (ii) 217,137 newly issued convertible preference shares from the Company for $10.0 million, of which $9.5 million in proceeds, net of placement fees of $0.5 million, were received by the Company. As a result of the aforementioned transactions, the capital structure of the Company increased from 4,351 issued and outstanding ordinary shares to 147,134,033 issued and outstanding ordinary shares (650,000,000 authorized) and 10,856,853 authorized, issued and outstanding convertible preference shares.

In addition to the above, immediately prior to the reorganization, the redemption feature related to the contingently redeemable ordinary shares was eliminated, thereby, resulting in the reclassification of $6.7 million from temporary equity, which was classified as “contingently redeemable ordinary shares” in the Company’s consolidated balance sheets, to permanent equity as additional paid-in capital (see Note 12).

On December 20, 2011, the Company completed an initial public offering (“IPO”), which resulted in the sale of 54,280,000 shares at a price of $20 per share, all of which were sold by selling shareholders. The Company did not receive any of the proceeds related to the sale of these shares. On December 20, 2011, in connection with the consummation of the IPO, 10,856,853 convertible preference shares were converted into 41,256,025 ordinary shares at a ratio of 3.8-to-1 resulting in no preference shares issued and outstanding at March 31, 2012.

During March 2012, the Company completed a secondary offering of 25,000,000 ordinary shares at a price of $47.00 per share. Subsequent to this offering and in connection with it, the underwriters executed their overallotment option during April 2012, where an additional 3,500,000 shares were offered at $47.00 per share. Similar to the IPO the Company did not receive any of the proceeds related to the sale of these shares and incurred approximately $0.7 million in fees related to the secondary offering which were charged to selling, general and administrative expenses during the fourth quarter of Fiscal 2012. As a result of the secondary offering, Sportswear Holdings Limited ownership decreased to 25.0% of the Company’s ordinary shares whereby the Company ceased to be a “controlled company” under New York Stock Exchange listing rules.

2. Reorganization and Initial Public Offering

Prior to July 2011, the Company was owned 85% by SHL-Kors Limited, a BVI corporation, and 15% by Mr. Kors. SHL-Kors Limited was owned 100% by SHL Fashion Limited.

In July 2011, the Company underwent a corporate reorganization whereby the Company completed a merger with its former parent, SHL-Kors Limited, which merged with and into the Company, with the Company as the surviving corporation (the “First Merger”). Subsequent to the completion of the First Merger, SHL Fashion Limited, the former parent company of SHL-Kors Limited, merged with and into the Company (the “Second Merger”), with the Company as the surviving corporation. Upon completion of the Second Merger, all previous shareholders of SHL Fashion Limited and Mr. Kors became direct shareholders in the Company. Immediately prior to the Second Merger, the Company issued 475,796 preference shares and 6,579,656 ordinary shares to SHL Fashion Limited in consideration for the extinguishment of the Company’s $101.7 million note payable to SHL Fashion Limited. This exchange was based on the fair value of the Company at the time of exchange. In the Second Merger, Mr. Kors and the shareholders of SHL Fashion received 147,134,033 newly issued ordinary shares and 10,639,716 newly issued convertible preference shares of the Company in proportion to their ownership interests held prior to the Second Merger. The Company considered this transaction to be the acquisition of the non-controlling interest in the Company held by Mr. Kors, and, accordingly, the Company accounted for this transaction as an equity transaction.

Following the reorganization, in a private placement in July 2011, a group of investors purchased (i) all 10,639,716 convertible preference shares issued in the reorganization from the previous SHL Fashion Limited shareholders and Mr. Kors for $490 million, and (ii) 217,137 newly issued convertible preference shares from the Company for $10.0 million, of which $9.5 million in proceeds, net of placement fees of $0.5 million, were received by the Company. As a result of the aforementioned transactions, the capital structure of the Company increased from 4,351 issued and outstanding ordinary shares to 147,134,033 issued and outstanding ordinary shares (650,000,000 authorized) and 10,856,853 authorized, issued and outstanding convertible preference shares.

In addition to the above, immediately prior to the reorganization, the redemption feature related to the contingently redeemable ordinary shares was eliminated, thereby, resulting in the reclassification of $6.7 million from temporary equity, which was classified as “contingently redeemable ordinary shares” in the Company’s consolidated balance sheets, to permanent equity as additional paid-in capital (see Note 12).

On December 20, 2011, the Company completed an initial public offering (“IPO”), which resulted in the sale of 54,280,000 shares at a price of $20 per share, all of which were sold by selling shareholders. The Company did not receive any of the proceeds related to the sale of these shares. On December 20, 2011, in connection with the consummation of the IPO, 10,856,853 convertible preference shares were converted to 41,256,025 ordinary shares at a ratio of 3.8-to-1 resulting in no preference shares issued and outstanding at March 31, 2012.

During March 2012, the Company completed a secondary offering of 25,000,000 ordinary shares at a price of $47.00 per share. Similar to the IPO the Company did not receive any of the proceeds related to the sale of these shares. As a result of the secondary offering, Sportswear Holdings Limited ownership decreased to 26.1% of the Company’s ordinary shares whereby the Company ceased to be a “controlled company” under NYSE listing rules.

Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Summary of Significant Accounting Policies

3. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to use judgment and make estimates that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The level of uncertainty in estimates and assumptions increases with the length of time until the underlying transactions are completed. The most significant assumptions and estimates involved in preparing the financial statements include allowances for customer deductions, sales returns, sales discounts and doubtful accounts, estimates of inventory recovery, the valuation of share-based compensation, valuation of deferred taxes and the estimated useful lives used for amortization and depreciation of intangible assets and property and equipment. Actual results could differ from those estimates.

Derivative Financial Instruments

The Company uses forward currency exchange contracts to manage its exposure to fluctuations in foreign currency for certain of its transactions. The Company in its normal course of business enters into transactions with foreign suppliers and seeks to minimize risk related to these transactions. The Company records these derivative instruments on the consolidated balance sheets at fair value. Though the Company uses forward contracts to hedge its cash flows, the Company does not designate these instruments as hedges for hedge accounting purposes. Accordingly, changes in the fair value of these contracts, as of each balance sheet date and upon maturity, are recorded in cost of sales or operating expenses, within the Company’s consolidated statements of operations, as applicable to the transactions for which the forward exchange contracts were intended to hedge. During the quarter ended June 30, 2012, the net gain of $0.8 million, related to the change in fair value of these contracts, was recorded as a component of cost of sales. The following table details the fair value of these contracts as of June 30, 2012, and March 31, 2012 (in thousands):

	June 30, 2012	March 31, 2012
Prepaid expenses and other current assets	$2,460	$1,318
Accrued expenses and other current liabilities	$(605)	$(276)

The Company is exposed to the risk that counterparties to derivative contracts will fail to meet their contractual obligations. In attempts to mitigate counterparty credit risk, the Company enters into contracts with carefully selected financial institutions based upon their credit ratings and certain other financial factors, adhering to established limits for credit exposure. The aforementioned forward contracts generally have a term of no more than 18 months. The period of these contracts is directly related to the foreign transaction they are intended to hedge. The notional amount of these contracts outstanding at June 30, 2012 was approximately $94.4 million.

Net Income Per Share

The Company reported earnings per share in conformity with the two-class method for calculating and presenting earnings per share for fiscal years prior to Fiscal 2013, due to the existence of both ordinary and convertible preference securities in those periods. Under the two-class method, basic net income per ordinary share is computed by dividing the net income available to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Net income available to shareholders is determined by allocating undistributed earnings between holders of ordinary and convertible preference shares, based on the participation rights of the preference shares. Diluted net income per share is computed by dividing the net income available to both ordinary and preference shareholders by the weighted-average number of dilutive shares outstanding during the period.

The Company’s basic net income per share excludes the dilutive effect of stock options and unvested restricted shares. It is based upon the weighted average number of ordinary shares outstanding during the period divided into net income.

Diluted net income per share reflects the potential dilution that would occur if share option grants or any other dilutive equity instruments were exercised or converted into ordinary shares. These equity instruments are included as potential dilutive securities to the extent they are dilutive under the treasury stock method for the applicable periods.

For the purposes of basic and diluted net income per share, as a result of the reorganization and exchange during July 2011, weighted average shares outstanding for purposes of presenting net income per share on a comparative basis were retroactively restated for all periods presented to reflect the exchange of ordinary shares for the newly issued ordinary and convertible preference shares as described in Note 2, as if such reorganization and exchange had occurred at the beginning of the periods presented. In addition, as a result of the 3.8-to-1 share split, which was completed on November 30, 2011, weighted average shares outstanding were retroactively restated for all periods presented.

The components of the calculation of basic net income per ordinary share and diluted net income per ordinary share are as follows (in thousands except share and per share data):

	Three Months Ended
	June 30, 2012	July 2, 2011
Numerator:
Net Income	$68,645	$24,115
Net income applicable to preference shareholders	—	5,198

Net income available for ordinary shareholders	$68,645	$18,917

Denominator:
Basic weighted average ordinary shares	192,790,454	140,554,377
Weighted average dilutive share equivalents:
Share options and restricted shares/units	6,600,673	—
Convertible preference shares	—	38,622,891

Diluted weighted average ordinary shares	199,391,127	179,177,268

Basic net income per ordinary share	$0.36	$0.13

Diluted net income per ordinary share	$0.34	$0.13

Share equivalents for the three months ended June 30, 2012 for 105,755 shares have been excluded from the above calculation as they were anti-dilutive, and approximately 1,044,000 shares related to performance based vesting options were excluded from the above calculation as their performance target vesting requirements for Fiscal 2013 were not determinable at June 30, 2012. Share options for three months ended July 2, 2011 have been excluded from the calculation of diluted earnings per share as they were not exercisable during this period, as the Company had not completed an IPO.

Recent Accounting Pronouncements—The Company has considered all new accounting pronouncements and has concluded that there are no new pronouncements that have a material impact on results of operations, financial condition, or cash flows, based on current information.

3. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to use judgment and make estimates that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The level of uncertainty in estimates and assumptions increases with the length of time until the underlying transactions are completed. The most significant assumptions and estimates involved in preparing the financial statements include allowances for customer deductions, sales returns, sales discounts and doubtful accounts, estimates of inventory recovery, the valuation of stock-based compensation, valuation of deferred taxes and the estimated useful lives used for amortization and depreciation of intangible assets and property and equipment. Actual results could differ from those estimates.

Revenue Recognition

The Company recognizes retail store revenues upon sale of its products to retail consumers, net of estimated returns. Wholesale revenue is recognized net of estimates for sales returns, discounts and allowances, after merchandise is shipped and title and risk of loss is transferred to the Company’s wholesale customers. To arrive at net sales for retail, gross sales are reduced by actual customer returns as well as by a provision for estimated future customer returns, which is based on management’s review of historical and current customer returns. Sales taxes collected from retail customers are presented on a net basis and as such are excluded from revenue. To arrive at net sales for wholesale, gross sales are reduced by provisions for estimated future returns, based on current expectations, trade discounts, markdowns, allowances and operational chargebacks, as well as for certain cooperative selling expenses.

The following table details the activity and balances of the Company’s sales reserves for the fiscal years ended March 31, 2012, April 2, 2011 and April 3, 2010 (in thousands):

Retail	Balance Beginning of Year	Amounts Charged to Revenue	Write-offs Against Reserves	Balance at Year End
Return Reserves:
Year ended March 31, 2012	$2,313	$23,580	$(24,234)	$1,659
Year ended April 2, 2011	1,413	14,323	(13,423)	2,313
Year ended April 3, 2010	754	7,298	(6,639)	1,413

Wholesale	Balance Beginning of Year	Amounts Charged to Revenue	Write-offs Against Reserves	Balance at Year End
Total Sales Reserves:
Year ended March 31, 2012	$25,180	$114,577	$(109,376)	$30,381
Year ended April 2, 2011	20,215	84,697	(79,732)	25,180
Year ended April 3, 2010	19,481	68,955	(68,221)	20,215

Licensing revenue generated from product licenses, which includes contributions for advertising, is based on reported sales of licensed products bearing the Company’s tradenames, at rates specified in the license agreements. These agreements are also subject to contractual minimum levels. Royalty revenue generated by geographic specific licensing agreements is recognized as earned under the licensing agreements based on reported sales of licensees applicable to specified periods as outlined in the agreements. These agreements allow for the use of the Company’s tradename to sell its branded products in specific geographic regions.

Advertising

Advertising costs are charged to expense when incurred and are reflected in general and administrative expenses. For the years ended March 31, 2012, April 2, 2011, and April 3, 2010, advertising expense was $31.4 million, $27.4 million and $22.4 million, respectively.

Cooperative advertising expense, which represents the Company’s participation in advertising expenses of its wholesale customers, is reflected as a reduction of net sales. Expenses related to cooperative advertising for Fiscal 2012, Fiscal 2011, and Fiscal 2010, were $4.3 million, $3.9 million and $3.4 million, respectively.

Shipping and Handling

Shipping and handling costs amounting to $19.7 million, $12.4 million and $8.3 million for the years ended March 31, 2012, April 2, 2011, and April 3, 2010, respectively, are included in selling, general and administrative expenses in the statements of operations.

Cash and Cash Equivalents

All highly liquid investments with original maturities of three months or less are considered to be cash equivalents.

Inventories

Inventories consist of finished goods and are stated at the lower of cost or market value. Cost is determined using the first-in-first-out (FIFO) method. Costs include amounts paid to independent manufacturers, plus duties and freight to bring the goods to the Company’s warehouses, which are located in the United States, Holland, Canada, Japan and Hong Kong. The Company adjusts its inventory to reflect situations in which the cost of inventory is not expected to be fully recovered. These adjustments are estimates, which could vary significantly from actual results if future economic conditions, customer demand or competition differ from expectations. For the periods presented, there were no significant adjustments related to unrecoverable inventory.

Property and Equipment

Property and equipment is stated at cost less accumulated depreciation and amortization (carrying value). Depreciation is provided on a straight-line basis over the expected remaining useful lives of the related assets. Equipment, furniture and fixtures, and computer hardware and software are depreciated over five years. Leasehold improvements are amortized using the straight-line method over the shorter of the estimated remaining useful lives of the related assets or remaining lease term.

The Company’s share of the cost of constructing in-store shop displays within its wholesale customers’ floor-space (“shop-in-shops”), which is paid directly to third-party suppliers, is capitalized as property and equipment and amortized over a useful life of three years.

Maintenance and repairs are charged to expense in the year incurred. Cost and related accumulated depreciation for property and equipment are removed from the accounts upon their sale or disposition and the resulting gain or loss is reflected in the results of operations.

Internal-use Software

The Company capitalizes, in property and equipment, direct costs incurred during the application development stage and the implementation stage for developing, purchasing or otherwise acquiring software for internal use. These costs are amortized over the estimated useful lives of the software, generally five years. All costs incurred during the preliminary project stage, including project scoping, identification and testing of alternatives, are expensed as incurred.

Intangible Assets

Intangible assets consist of trademarks and lease rights and are stated at cost less accumulated amortization. Trademarks are amortized over twenty years and lease rights are amortized over the term of the related lease agreements on a straight-line basis.

Impairment of Long-lived Assets

The Company evaluates its long-lived assets, including fixed assets and intangible assets with finite useful lives, for impairment whenever events or changes in circumstances indicate that the carrying amount of any such asset may not be recoverable. If the sum of estimated undiscounted future cash flows associated with the asset is less than the asset’s carrying value, an impairment charge is recognized, which is measured as the amount by which the carrying value exceeds the fair value of the asset. These estimates of cash flow require significant management judgment and certain assumptions about future volume, sales and expense growth rates, devaluation and inflation. As such, these estimates may differ from actual cash flows.

Goodwill and Other Intangible Assets

On an annual basis, the Company evaluates goodwill impairment during the Company’s fourth quarter of its fiscal year or whenever impairment indicators exist. Judgments regarding the existence of impairment indicators are based on market conditions and operational performance of the business. Future events could cause the Company to conclude that impairment indicators exist, and, therefore, that goodwill may be impaired. To the extent that the fair value associated with the goodwill is less than its carrying amount, the Company writes down the carrying amount of the goodwill to its fair value.

Prior to Fiscal 2012 the Company assessed goodwill for impairment by calculating the fair value of the Company’s reporting units to which goodwill has been allocated using the discounted cash flow method along with the market multiples method. During Fiscal 2012, the Company adopted a new accounting pronouncement related to goodwill impairment analysis, which allows entities to initially perform a qualitative analysis (“step zero”) of the fair value of its reporting units to determine whether it is necessary to undertake a quantitative (“two step”) goodwill analysis. In the fourth quarter of Fiscal 2012, the Company followed this new guidance with respect to its annual impairment analysis for goodwill, and concluded that the carrying amounts of all reporting units significantly exceeded their respective fair values, and thus performing any further analysis (e.g. two step) was unnecessary.

The Company will continue to perform the aforementioned qualitative analysis (step zero) in future fiscal years as its first step in goodwill impairment assessment. Should the results of this assessment result in either an ambiguous or unfavorable conclusion the Company will perform additional quantitative testing consistent with the fair value approach mentioned above. The valuation methods used in the fair value approach, discounted cash flow and market multiples method, require the Company’s management to make certain assumptions and estimates regarding certain industry trends and future profitability of the Company’s reporting units. If the carrying amount of a reporting unit exceeds its fair value, the Company would compare the implied fair value of the reporting unit goodwill with its carrying value. To compute the implied fair value, the Company would assign the fair value of the reporting unit to all of the assets and liabilities of that unit (including any unrecognized intangible assets) as if the reporting unit had been acquired in a business combination. The excess of the fair value of a reporting unit over the amounts assigned to its assets and liabilities is the implied fair value of goodwill. If the carrying value of the reporting unit goodwill exceeded the implied fair value of the reporting unit goodwill, the Company would record an impairment loss to write down such goodwill to its implied fair value. The valuation of goodwill is affected by, among other things, the Company’s business plan for the future and estimated results of future operations.

Stock-based Compensation

The Company grants stock-based awards to certain employees and directors of the Company. Awards are measured at the grant date based on the fair value as calculated using the Black-Scholes option pricing model, for share options, or the closing market price at the grant date for restricted shares. These fair values are recognized as expense over the requisite service period, based on attainment of certain vesting requirements, which included the Company’s completion of an initial public offering (“IPO”). Determining the fair value of stock-based awards at the grant date requires considerable judgment, including estimating expected volatility, expected term and risk-free rate.

The Company’s expected volatility is based on the average volatility rates of similar actively traded companies over the past 4.5-9.5 years, which is the Company’s range of estimated expected holding periods. The expected holding period for options which vest based on performance requirements are based on the period to expiration which is generally 9-10 years, which directly correlates to the Company’s service period requirement for such options. Generally, the expected holding period for time-based vesting options (no performance requirements) are calculated using the simplified method which uses the vesting term of the options, generally 4 years, and the contractual term of 7 years, resulting in a holding period of 4.5-4.75 years. The simplified method was chosen as a means to determine the Company’s estimated holding period as prior to December 2011, the Company was privately held and as such there is insufficient historical option exercise experience. The risk-free rate is derived from the zero-coupon U.S. Treasury Strips yield curve, the period of which relates to the grant’s estimated holding period. If factors change and the Company employs different assumptions, the fair value of future awards and resulting stock-based compensation expense may differ significantly from what the Company has estimated in the past.

Foreign Currency Translation and Transactions

The financial statements of the majority of the Company’s foreign subsidiaries are measured using the local currency as the functional currency. The Company’s functional currency is the United States dollar (“USD”) for MKHL and its United States based subsidiaries. Assets and liabilities have been translated using period-end exchange rates, and revenues and expenses have been translated using average exchange rates over the reporting period. The adjustments resulting from translation have been recorded separately in shareholders’ equity as a component of accumulated other comprehensive income. Foreign currency transaction income and losses resulting from the re-measuring of transactions denominated in a currency other than the functional currency of a particular entity are included in the consolidated statements of operations.

Derivative Financial Instruments

The Company uses forward currency exchange contracts to manage its exposure to fluctuations in foreign currency for certain of its transactions. The Company in its normal course of business enters into transactions with foreign suppliers and seeks to minimize risk related to these transactions. The Company records these derivative instruments on the consolidated balance sheets at fair value. Though the Company uses forward contracts to hedge its cash flows, the Company does not designate these instruments as hedges for hedge accounting purposes. Accordingly, changes in the fair value of these contracts, as of each balance sheet date and upon maturity, are recorded in cost of sales or operating expenses, within the Company’s consolidated statements of operations, as applicable to the transactions for which the forward exchange contracts were intended to hedge. For Fiscal 2012 the Company recorded a gain of $2.6 million relating to these contracts, as a component of operations. For fiscal years ended 2011 and 2010, amounts representing a loss of $2.5 million and, $1.0 million, respectively, were charged to operations. The following table details the fair value of these contracts as of March 31, 2012 and April 2, 2011 (in thousands):

	March 31, 2012	April 2, 2011
Prepaid expenses and other current assets	$1,318	$745
Accrued expenses and other current liabilities	$(276)	$(2,293)

The Company is exposed to the risk that counterparties to derivative contracts will fail to meet their contractual obligations. In attempts to mitigate counterparty credit risk, the Company enters into contracts with carefully selected financial institutions based upon their credit ratings and certain other financial factors, adhering to established limits for credit exposure. The aforementioned forward contracts generally have a term of no more than 18 months. The period of these contracts is directly related to the foreign transaction they are intended to hedge. The notional amount of these contracts outstanding at March 31, 2012 is approximately $51.2 million.

Income Taxes

Deferred income tax assets and liabilities have been provided for temporary differences between the tax bases and financial reporting bases of the Company’s assets and liabilities using the tax rates and laws in effect for the periods in which the differences are expected to reverse. The Company periodically assesses the realizability of deferred tax assets and the adequacy of deferred tax liabilities, based on the results of local, state, federal or foreign statutory tax audits or estimates and judgments used.

Realization of deferred tax assets associated with net operating loss and tax credit carryforwards is dependent upon generating sufficient taxable income prior to their expiration in the applicable tax jurisdiction. The Company periodically reviews the recoverability of its deferred tax assets and provides valuation allowances, as deemed necessary, to reduce deferred tax assets to amounts that more-likely-than-not will be realized. The Company’s management considers many factors when assessing the likelihood of future realization of deferred tax assets, including recent earnings results within various taxing jurisdictions, expectations of future taxable income, the carryforward periods remaining and other factors. Changes in the required valuation allowance are recorded in income in the period such determination is made. Deferred tax assets could be reduced in the future if the Company’s estimates of taxable income during the carryforward period are significantly reduced or alternative tax strategies are no longer viable.

The Company recognizes the impact of an uncertain income tax position taken on its income tax returns at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will be recognized if it has less than a 50% likelihood of being sustained. The tax positions are analyzed periodically (at least quarterly) and adjustments are made as events occur that warrant adjustments for those positions. The Company records interest expense and penalties payable to relevant tax authorities as income tax expense.

Rent Expense, Deferred Rent and Landlord Construction Allowances

The Company leases office space, retail stores and distribution facilities under agreements that are classified as operating leases. Many of these operating leases include contingent rent provisions (percentage rent), and/or provide for certain landlord allowances related to tenant improvements and other relevant items. Rent expense is calculated by recognizing total minimum rental payments (net of any rental abatements, construction allowances and other rental concessions), on a straight-line basis, over the lease term. Accordingly, rent expense charged to operations differs from rent paid, resulting in the Company recording deferred rent, which is classified as a long-term liability in the Company’s consolidated balance sheets. The recognition of rent expense for a given operating lease commences on the earlier of the lease commencement date or the date of possession of the property. The Company accounts for landlord allowances and incentives as a component of deferred rent, which is amortized over the lease term as a reduction of rent expense. The Company records rent expense as a component of selling, general and administrative expenses.

Deferred Financing Costs

The Company defers costs directly associated with acquiring third party financing. These deferred costs are amortized as interest expense over the term of the related indebtedness. As of March 31, 2012, deferred financing costs were $2.4 million, net of accumulated amortization of $1.3 million, and as of April 2, 2011, deferred financing costs were $0.2 million, net of accumulated amortization of $0.8 million. Deferred financing costs are included in other assets on the consolidated balance sheets.

Net Income Per Share

The Company reports earnings per share in conformity with the two-class method for calculating and presenting earnings per share, due to the existence of both ordinary and convertible preference securities. Under the two-class method, basic net income per ordinary share is computed by dividing the net income available to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Net income available to shareholders is determined by allocating undistributed earnings between holders of ordinary and convertible preference shares, based on the participation rights of the preference shares. Diluted net income per share is computed by dividing the net income available to both ordinary and preference shareholders by the weighted-average number of dilutive shares outstanding during the period.

The Company’s basic net income per share excludes the dilutive effect of stock options and unvested restricted shares. It is based upon the weighted average number of ordinary shares outstanding during the period divided into net income.

Diluted net income per share reflects the potential dilution that would occur if share option grants or any other dilutive equity instruments were exercised or converted into ordinary shares. These equity instruments are included as potential dilutive securities to the extent they are dilutive under the treasury stock method for the applicable periods.

For the purposes of basic and diluted net income per share, as a result of the reorganization and exchange during July 2011, weighted average shares outstanding for purposes of presenting net income per share on a comparative basis were retroactively restated for all periods presented to reflect the exchange of ordinary shares for the newly issued ordinary and convertible preference shares as described in Note 2, as if such reorganization and exchange had occurred at the beginning of the periods presented. In addition, as a result of the 3.8-to-1 share split, which was completed on November 30, 2011, weighted average shares outstanding were retroactively restated for all periods presented.

The components of the calculation of basic net income per ordinary share and diluted net income per ordinary share are as follows (in thousands except share and per share data):

	Fiscal Years Ended
	March 31, 2012	April 2, 2011	April 3, 2010
Numerator:
Net Income	$147,364	$72,506	$39,248
Net income applicable to preference shareholders	21,227	15,629	8,460

Net income available for ordinary shareholders	126,137	56,877	30,788

Denominator:
Basic weighted average ordinary shares	158,258,126	140,554,377	140,554,377
Weighted average dilutive share equivalents:
share options and restricted shares/units	2,628,650	—	—
convertible preference shares	28,412,421	38,622,891	38,622,891

Diluted weighted average ordinary shares	189,299,197	179,177,268	179,177,268
Basic net income per ordinary share	$0.80	$0.40	$0.22

Diluted net income per ordinary share	$0.78	$0.40	$0.22

Stock options for Fiscal 2012 for 343,787 shares have been excluded from the above calculation as they were anti-dilutive. Stock options for fiscal years 2011 and 2010 have been excluded from the calculation of diluted earnings per share as they were not exercisable during those periods, as the Company had not completed an IPO.

Recent Accounting Pronouncements—The Company has considered all new accounting pronouncements and has concluded that there are no new pronouncements that have a material impact on results of operations, financial condition, or cash flows, based on current information.

Receivables	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Receivables

4. Receivables, net

Receivables, net consist of (in thousands):

	June 30, 2012	March 31, 2012
Trade receivables:
Credit risk assumed by factors	$106,530	$125,219
Credit risk retained by Company	29,963	28,021
Receivables due from licensees	7,301	6,026

	143,794	159,266
Less allowances (1):	(39,094)	(32,040)

	$104,700	$127,226

(1)

Allowances include doubtful accounts, which were $0.4 million and $0.4 million, at June 30, 2012 and March 31, 2012, respectively. See below for the complete list allowances included in net receivables.

The Company has historically assigned a substantial portion of its trade receivables to factors in the United States and Europe whereby the factors assumed credit risk with respect to such receivables assigned. Under the factor agreements, factors bear the risk of loss from the financial inability of the customer to pay the trade receivable when due, up to such amounts as accepted by the factor; but not the risk of non-payment of such trade receivable for any other reason. The Company provides an allowance for such non-payment risk at the time of sale, which is recorded as an offset to revenue.

Receivables are presented net of allowances for sales returns, discounts, markdowns, operational chargebacks and doubtful accounts. Sales returns are determined based on an evaluation of current market conditions and historical returns experience. Discounts are based on open invoices where trade discounts have been extended to customers. Markdowns are based on retail sales performance, seasonal negotiations with customers, historical deduction trends and an evaluation of current market conditions. Operational chargebacks are based on deductions taken by customers, net of expected recoveries. Such provisions, and related recoveries, are reflected in net sales.

The allowance for doubtful accounts is determined through analysis of periodic aging of receivables for which credit risk is not assumed by the factors and assessments of collectability based on an evaluation of historic and anticipated trends, the financial conditions of the Company’s customers and the impact of general economic conditions. The past due status of a receivable is based on its contractual terms. Amounts deemed uncollectible are written off against the allowance when it is probable the amounts will not be recovered.

4. Receivables

Receivables consist of (in thousands):

	March 31, 2012	April 2, 2011
Trade receivables:
Credit risk assumed by factors	$125,219	$82,111
Credit risk retained by Company	28,021	20,543
Receivables due from licensees	6,026	5,315

	159,266	107,969
Less allowances (1):	(32,040)	(27,888)

	$127,226	$80,081

(1)

Allowances consist of the following: sales returns, discounts and credits, as well as doubtful accounts, which were $0.4 million and $0.4 million, at the end of Fiscal 2012 and Fiscal 2011, respectively.

The Company has historically assigned a substantial portion of its trade receivables to factors in the United States and Europe whereby the factors assumed credit risk with respect to such receivables assigned. Under the factor agreements, factors bear the risk of loss from the financial inability of the customer to pay the trade receivable when due, up to such amounts as accepted by the factor; but not the risk of non-payment of such trade receivable for any other reason. The Company provides an allowance for such non-payment risk at the time of sale.

Receivables are presented net of allowances for sales returns, discounts, markdowns, operational chargebacks and doubtful accounts. Sales returns are determined based on an evaluation of current market conditions and historical returns experience. Discounts are based on open invoices where trade discounts have been extended to customers. Markdowns are based on retail sales performance, seasonal negotiations with customers, historical deduction trends and an evaluation of current market conditions. Operational chargebacks are based on deductions taken by customers, net of expected recoveries. Such provisions, and related recoveries, are reflected in net sales.

The allowance for doubtful accounts is determined through analysis of periodic aging of receivables for which credit risk is not assumed by the factors and assessments of collectability based on an evaluation of historic and anticipated trends, the financial conditions of the Company’s customers and the impact of general economic conditions. The past due status of a receivable is based on its contractual terms. Amounts deemed uncollectible are written off against the allowance when it is probable the amounts will not be recovered.

Concentration of Credit Risk, Major Customers and Suppliers	12 Months Ended
Mar. 31, 2012
Concentration of Credit Risk, Major Customers and Suppliers

5. Concentration of Credit Risk, Major Customers and Suppliers

Financial instruments that subject the Company to concentration of credit risk are cash and cash equivalents and receivables. As part of its ongoing procedures, the Company monitors its concentration of deposits with various financial institutions in order to avoid any undue exposure. The Company mitigates its risk by depositing cash and cash equivalents in major financial institutions. With respect to certain of its receivables, the Company mitigates its credit risk through the assignment of receivables to a factor (as demonstrated in the above table in “Credit risk assumed by factors”). For the years ended March 31, 2012, April 2, 2011, and April 3, 2010, net sales related to one customer, within the Company’s wholesale segment, accounted for approximately 13%, 14%, and 15%, respectively, of total revenue. The accounts receivable related to this customer were fully factored for all three fiscal years.

The Company contracts for the purchase of finished goods with independent third-party contractors, whereby the contractor is generally responsible for all manufacturing processes, including the purchase of piece goods and trim. Although the Company does not have any long-term agreements with any of its manufacturing contractors, the Company believes it has mutually satisfactory relationships with them. The Company allocates product manufacturing among agents and contractors based on their capabilities, the availability of production capacity, quality, pricing and delivery. The inability of certain contractors to provide needed services on a timely basis could adversely affect the Company’s operations and financial condition. The Company has relationships with various agents who source the Company’s finished goods with numerous contractors on the Company’s behalf. For the year ended March 31, 2012, one agent sourced approximately 17.0% and one contractor accounted for approximately 31.0% of the Company’s finished goods purchases.

Property and Equipment	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Property and Equipment

5. Property and Equipment

Property and equipment consist of (in thousands):

	June 30, 2012	March 31, 2012
Furniture and fixtures	$61,722	$58,009
Equipment	14,874	10,871
Computer equipment and software	23,547	20,280
In-store shops	50,859	48,058
Leasehold improvements	143,397	137,771

	294,399	274,989
Less: accumulated depreciation and amortization	(128,981)	(117,487)

Subtotal	165,418	157,502
Construction-in-progress	14,899	13,253

	$180,317	$170,755

Depreciation and amortization of property and equipment for the three months ended June 30, 2012 and July 2, 2011, was $12.7 million and $8.1 million, respectively.

6. Property and Equipment

Property and equipment consist of (in thousands):

	March 31, 2012	April 2, 2011
Furniture and fixtures	$58,009	$39,564
Equipment	10,871	8,593
Computer equipment and software	20,280	14,042
In-store shops	48,058	30,970
Leasehold improvements	137,771	95,020

	274,989	188,189
Less: accumulated depreciation and amortization	(117,487)	(77,694)

Subtotal	157,502	110,495
Construction-in-progress	13,253	8,828

	$170,755	$119,323

Depreciation and amortization of property and equipment for the years ended March 31, 2012, April 2, 2011, and April 3, 2010, was $36.0 million, $23.6 million, and $17.1 million, respectively. During Fiscal 2012 and Fiscal 2011, the Company recorded impairment charges of $3.3 million and $2.1 million, respectively, related to certain retail locations still in operation. The impairments related to two stores, in each of Fiscal 2012 and Fiscal 2011.

Intangible Assets and Goodwill	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Intangible Assets and Goodwill

6. Intangible Assets and Goodwill

The following table discloses the carrying values of intangible assets and goodwill (in thousands):

	June 30, 2012			March 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Trademarks	$23,000	$10,832	$12,168	$23,000	$10,545	$12,455
Lease Rights	3,754	2,238	1,516	3,838	2,147	1,691
Goodwill	14,005	—	14,005	14,005	—	14,005

	$40,759	$13,070	$27,689	$40,843	$12,692	$28,151

The trademarks relate to the Company’s brand name and are amortized over twenty years. Lease rights are amortized over the respective terms of the underlying lease. Amortization expense was $0.4 million and $0.4 million, respectively, for each of the three months ended June 30, 2012 and July 2, 2011.

Goodwill is not amortized but will be tested for impairment in the last quarter of Fiscal 2013, or whenever impairment indicators exist. As of June 30, 2012, cumulative impairment related to goodwill totaled $5.4 million. There were no charges related to the impairment of goodwill in the periods presented.

Estimated amortization expense for each of the next five years is as follows (in thousands):

Remainder of Fiscal 2013	$1,082
Fiscal 2014	1,393
Fiscal 2015	1,393
Fiscal 2016	1,386
Fiscal 2017	1,386
Thereafter	7,044

$13,684

7. Intangible Assets and Goodwill

The following table discloses the carrying values of intangible assets and goodwill (in thousands):

	March 31, 2012			April 2, 2011
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Trademarks	$23,000	$10,545	$12,455	$23,000	$9,395	$13,605
Lease Rights	3,838	2,147	1,691	3,823	1,632	2,191
Goodwill	14,005	—	14,005	14,005	—	14,005

	$40,843	$12,692	$28,151	$40,828	$11,027	$29,801

The trademarks relate to the Company’s brand name and are amortized over twenty years. Lease rights are amortized over the respective terms of the underlying lease. Amortization expense was $1.5 million, $1.9 million, and $1.7 million, respectively, for each of the years ended March 31, 2012, April 2, 2011, and April 3, 2010.

Goodwill is not amortized but will be tested for impairment in the last quarter of Fiscal 2013, or whenever impairment indicators exist. As of March 31, 2012, cumulative impairment related to goodwill totaled $5.4 million. There were no charges related to the impairment of goodwill in the periods presented.

Estimated amortization expense for each of the next five years is as follows (in thousands):

Fiscal 2013	$1,472
Fiscal 2014	1,406
Fiscal 2015	1,406
Fiscal 2016	1,399
Fiscal 2017	1,398
Thereafter	7,064

$14,145

As a result of impairment charges recognized in Fiscal 2011, related to certain retail stores, as described in Note 6, the Company recognized impairment charges of $1.8 million for lease rights related to those stores. There were no impairments to lease rights related to the stores which were impaired during Fiscal 2012.

Accrued Expenses and Other Current Liabilities	12 Months Ended
Mar. 31, 2012
Accrued Expenses and Other Current Liabilities

8. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of (in thousands):

	March 31, 2012	April 2, 2011
Professional services	$2,545	$1,115
Advance royalty	9,881	5,173
Inventory purchases	3,750	1,644
Sales tax payable	4,636	1,974
Unrealized loss on foreign exchange contracts	276	2,293
Advertising	2,038	655
Other	9,971	4,432

	$33,097	$17,286

Credit Facilities	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Credit Facilities

7. Credit Facilities

The Company has a secured revolving credit facility as amended (the “Credit Facility”), which expires on September 15, 2015. The Credit Facility provides for up to $100.0 million of borrowings and a sub-limit for loans and letters of credit to the Company’s European subsidiaries of $35.0 million. The Credit Facility provides for aggregate credit available to the Company equal to the lesser of (i) $100.0 million or (ii) the sum of specified percentages of eligible receivables and eligible inventory, as defined, plus $30.0 million. Amounts outstanding under the Credit Facility are collateralized by substantially all the assets of the Company. The Credit Facility contains financial covenants that, among other things, require the Company to maintain a fixed charge coverage ratio, set limits on capital expenditures and indebtedness, and restrict the incurrence of additional liens and cash dividends.

Borrowings under the Credit Facility accrue interest at the rate per annum announced from time to time by the agent of 1.25% above the prevailing applicable prime rate, or at a per annum rate equal to 2.25% above the prevailing LIBOR rate. The weighted average interest rate for the Credit Facility was 2.94% during the first three months of Fiscal 2013 and 4.24% for the first three months of Fiscal 2012. The Credit Facility requires an annual facility fee of $0.1 million, and an annual commitment fee of 0.35% on the unused portion of the available credit under the Credit Facility.

As of June 30, 2012, the amount of borrowings outstanding on the Credit Facility was $27.7 million, and the amount available for future borrowings was $17.8 million. The largest amount borrowed during the three months ended June, 30, 2012, was $31.7 million. At June 30, 2012, there were documentary letters of credit outstanding of approximately $42.5 million and stand-by letters of credit outstanding of approximately $11.5 million.

9. Credit Facilities

The Company has a secured revolving credit facility as amended (the “Credit Facility”), which expires on September 15, 2015. The Credit Facility provides for up to $100.0 million of borrowings and a sub-limit for loans and letters of credit to the Company’s European subsidiaries of $35.0 million. The Credit Facility provides for aggregate credit available to the Company equal to the lesser of (i) $100.0 million or (ii) the sum of specified percentages of eligible receivables and eligible inventory, as defined, plus $30.0 million. Amounts outstanding under the Credit Facility are collateralized by substantially all the assets of the Company. The Credit Facility contains covenants that, among other things, require the Company to maintain a fixed charge coverage ratio, set limits on capital expenditures and indebtedness, and restrict the incurrence of additional liens and cash dividends.

Borrowings under the Credit Facility accrue interest at the rate per annum announced from time to time by the agent of 1.25% above the prevailing applicable prime rate, or at a per annum rate equal to 2.25% above the prevailing LIBOR rate. The weighted average interest rate for the Credit Facility was 3.93% during Fiscal 2012 and 4.53% during Fiscal 2011. The Credit Facility requires an annual facility fee of $0.1 million, and an annual commitment fee of 0.35% on the unused portion of the available credit under the Credit Facility.

As of March 31, 2012, the amount of borrowings outstanding on the Credit Facility was $22.7 million, and the amount available for future borrowings was $43.9 million. The largest amount borrowed during Fiscal 2012 was $34.8 million. At March 31, 2012, there were documentary letters of credit outstanding for approximately $21.8 million and stand-by letters of credit outstanding of $11.3 million.

Commitments and Contingencies	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Commitments and Contingencies

8. Commitments and Contingencies

In the ordinary course of business, the Company is party to various legal proceedings and claims. Although the outcome of such items cannot be determined with certainty, the Company’s management does not believe that the outcome of all pending legal proceedings in the aggregate will have a material adverse effect on its cash flow, results of operations or financial position.

10. Commitments and Contingencies

Leases

The Company leases office space, retail stores and warehouse space under operating lease agreements that expire at various dates through April 2026. In addition to minimum rental payments, the leases require payment of increases in real estate taxes and other expenses incidental to the use of the property.

Rent expense for the Company’s operating leases consist of the following (in thousands):

	March 31, 2012	April 2, 2011	April 3, 2010
Minimum rentals	$61,364	$43,875	$26,246
Contingent rent	11,209	3,049	1,071

Total rent expense	$72,573	$46,924	$27,317

Future minimum lease payments under the terms of these noncancelable operating lease agreements are as follows (in thousands):

Fiscal year ending
2013	$61,996
2014	65,104
2015	66,571
2016	63,374
2017	60,770
Thereafter	217,950

$535,765

The Company has issued stand-by letters of credit to guarantee certain of its retail and corporate operating lease commitments, aggregating $7.9 million at March 31, 2012.

Long-term Employment Contract

The Company has an employment agreement with one of its officers that provides for continuous employment through the date of the officer’s death or permanent disability at a current salary of $2.5 million. In addition to the salary, the agreement provides for an annual bonus and other employee related benefits.

Contingencies

In the ordinary course of business, the Company is party to various legal proceedings and claims. Although the outcome of such items cannot be determined with certainty, the Company’s management does not believe that the outcome of all pending legal proceedings in the aggregate will have a material adverse effect on its cash flow, results of operations or financial position.

Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Fair Value of Financial Instruments

9. Fair Value of Financial Instruments

Financial assets and liabilities are measured at fair value using a valuation hierarchy for disclosure of fair value measurements. The determination of the applicable level within the hierarchy of a particular asset or liability depends on the inputs used in the valuation as of the measurement date, notably the extent to which the inputs are market-based (observable) or internally derived (unobservable). Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs are inputs based on a company’s own assumptions about market participant assumptions developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the reliability of inputs as follows:

Level 1 – Valuations based on quoted prices in active markets for identical assets or liabilities that a company has the ability to access at the measurement date.

Level 2 – Valuations based on quoted inputs other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly through corroboration with observable market data.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The Company has historically entered into forward exchange contracts to hedge the foreign currency exposure of its firm commitments to purchase certain inventory from its manufacturers in Europe, as well as commitments for certain services. The forward contracts that are used in the program mature in eighteen months or less, consistent with the related purchase commitments. The Company attempts to hedge the majority of its total anticipated European purchase and service contracts. Gains and losses applicable to derivatives used for purchase commitments are recognized in cost of sales, and those applicable to other services are recognized in selling, general and administrative expenses. In determining the fair value of the Company’s foreign currency forward contracts, the Company’s only derivative instruments, observable inputs were available at June 30, 2012, and thus were relied upon for the valuation of the Company’s forward contracts.

The fair value of the forward contracts are included in prepaid expenses and other current assets, and in accrued expenses and other current liabilities in the consolidated balance sheets, depending on whether they represent assets or (liabilities) to the Company. Amounts recorded in the statement of operations relating to the changes in fair value of foreign currency contracts during the three months ended June 30, 2012, as a net gain, were approximately $0.8 million, most of which were included in cost of goods sold. All contracts are categorized in Level 2 of the fair value hierarchy as shown in the following table:

		Fair value at June 30, 2012, using:
(In thousands)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Foreign currency forward contracts- U.S. Dollar	$(605)	$—	$(605)	$—
Foreign currency forward contracts- Euro	2,460	—	2,460	—

Total	$1,855	$—	$1,855	$—

The Company’s cash and cash equivalents, accounts receivable and accounts payable, are recorded at carrying value, which approximates fair value. Borrowings under the Credit Facility are recorded at face value as the fair value of the Credit Facility is synonymous with its recorded value as it is a short-term debt facility due to its revolving nature.

11. Fair Value of Financial Instruments

Financial assets and liabilities are measured at fair value using a valuation hierarchy for disclosure of fair value measurements. The determination of the applicable level within the hierarchy of a particular asset or liability depends on the inputs used in valuation as of the measurement date, notably the extent to which the inputs are market-based (observable) or internally derived (unobservable). Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs are inputs based on a company’s own assumptions about market participant assumptions developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the reliability of inputs as follows:

Level 1 – Valuations based on quoted prices in active markets for identical assets or liabilities that a company has the ability to access at the measurement date.

Level 2 – Valuations based on quoted inputs other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly through corroboration with observable market data.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The Company has historically entered into forward exchange contracts to hedge the foreign currency exposure of its firm commitments to purchase certain inventory from its manufacturers in Europe, as well as commitments for certain services. The forward contracts that are used in the program mature in eighteen months or less, consistent with the related purchase commitments. The Company attempts to hedge the majority of its total anticipated European purchase and service contracts. Gains and losses applicable to derivatives used for purchase commitments are recognized in cost of sales, and those applicable to other services are recognized in selling, general and administrative expenses. In determining the fair value of the Company’s foreign currency forward contracts, the Company’s only derivative instruments, observable inputs were available at March 31, 2012, and thus were relied upon for the valuation of the Company’s forward contracts.

The fair value of the forward contracts are included in prepaid expenses and other current assets, and in accrued expenses and other current liabilities in the consolidated balance sheets, depending on whether they represent assets or (liabilities) to the Company. Amounts recorded in the statement of operations relating to the changes in fair value of foreign currency contracts during Fiscal 2012, as a net gain, were approximately $2.6 million, most of which were included in cost of goods sold. All contracts are categorized in Level 2 of the fair value hierarchy as shown in the following table (in thousands):

		Fair value at March 31, 2012, using:
(In thousands)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Foreign currency forward contracts - Euro	$(276)	$—	$(276)	$—
Foreign currency forward contracts - U.S. Dollar	1,318	—	1,318	—

Total	$1,042	$—	$1,042	$—

The Company’s cash and cash equivalents, accounts receivable and accounts payable, are recorded at carrying value, which approximates fair value. Borrowings under the Credit Facility are recorded at face value as the fair value of the Credit Facility is synonymous with its recorded value as it is a short-term debt facility due to its revolving nature.

Stock-Based Compensation	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Stock-Based Compensation

10. Share-Based Compensation

The Company issues equity grants to certain employees and directors of the Company at the discretion of the Company’s Compensation Committee. The Company has two equity plans, one adopted in Fiscal 2008, the Michael Kors (USA), Inc. Stock Option Plan (as amended and restated, the “2008 Plan”), and the other adopted in the third fiscal quarter of Fiscal 2012, the Michael Kors Holdings Limited Omnibus Incentive Plan (the “2012 Plan”). The 2008 Plan provided for the granting of share options only and was authorized to issue up to 23,980,823 ordinary shares. As of March 31, 2012, there are no shares available for the granting of equity awards under the 2008 Plan. The 2012 Plan allows for the granting of share options, restricted shares and restricted share units, and other equity awards, and authorizes a total issuance of up to 15,246,000 ordinary shares. At June 30, 2012, there were 12,686,298 ordinary shares available for the granting of equity awards under the 2012 Plan. Option grants issued from the 2008 Plan generally expire ten years from the date of the grant, and those issued under the 2012 Plan generally expire seven years from the date of the grant.

Share Options

Share options are generally exercisable at no less than the fair market value on the date of grant. The Company has issued two types of option grants, those that vest based on the attainment of a performance target and those that vest based on the passage of time. Performance based share options may vest based upon the attainment of one of two performance measures. One performance measure is an individual performance target, which is based upon certain performance targets unique to the individual grantee, and the other measure is a company-wide performance target, which is based on a cumulative minimum growth requirement in consolidated net equity. The individual performance target vests 20% of the total option grant each year the target is satisfied. The individual has ten years in which to achieve five individual performance vesting tranches. The company-wide performance target must be achieved over the ten-year term. Performance is measured at the end of the term, and any unvested options under the grant vest if the target is achieved. The Company-wide performance target is established at the time of the grant. The target metrics underlying individual performance vesting requirements are established for each recipient each year up until such time as the grant is fully vested. Options subject to time based vesting requirements become vested in four equal increments on each of the first, second, third and fourth anniversaries of the date on which such options were awarded.

The following table summarizes the share option activity during the three months ended June 30, 2012, and information about options outstanding at June 30, 2012:

	Number of Options	Weighted Average Exercise price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in thousands)
Outstanding at March 31, 2012	19,542,400	$6.59
Granted	7,631	$38.37
Exercised	(491,444)	$5.21
Canceled/forfeited	(221,066)	$7.20

Outstanding at June 30, 2012	18,837,521	$6.63	7.60	$663,241

Vested or expected to vest at June 30, 2012	17,518,895	$6.63	7.60

Vested and exercisable at June 30, 2012	9,735,293	$3.31	6.75	$375,056

The total intrinsic value of options exercised during the three months ended June 30, 2012 was $17.7 million. The cash received from options exercised during this period was $2.6 million. There were no options exercised during the first fiscal quarter of Fiscal 2012.

The weighted average grant date fair value for options granted during the three months ended June 30, 2012 was $16.26. There were no options granted during the three months ended July 2, 2011.The following table represents assumptions used to estimate the fair value of options:

	Three Months Ended
	June 30, 2012	July 2, 2011
Expected dividend yield	0.0%	N/A
Volatility factor	50.2%	N/A
Weighted average risk-free interest rate	0.6%	N/A
Expected life of option	4.75 years	N/A

Restricted Shares

The Company grants restricted shares and restricted share units at the fair market value at the date of the grant. Expense for restricted share grants is calculated based on the intrinsic value of the grant, which is the difference between the cost to the recipient and the fair market value of the underlying share (grants are generally issued at no cost to the recipient). Expense is recognized ratably over the vesting period which is generally four years from the date of the grant. Similar to share options, restricted share grants vest in four equal increments on each of the first, second, third and fourth anniversaries of the date on which such grants were awarded. Restricted share units vest in full on the first anniversary of the date of the grant.

The following table summarizes restricted shares and restricted share units under the 2012 Plan as of June 30, 2012 and changes during the fiscal year then ended:

	Number of Unvested Restricted Shares/Units	Weighted Average Grant Date Fair Value
Unvested at March 31, 2012	836,874	$22.53
Granted	3,257	$38.38
Vested	—	$—
Canceled/forfeited	—	$—

Unvested at June 30, 2012	840,131	$22.52

Compensation expense attributable to share-based compensation for the three months ended June 30, 2012 was approximately $5.0 million. There was no compensation expense recognized during the three months ended July 2, 2011, as the Company had not completed an IPO which was one of the vesting requirements for all equity grants. Had the completion of an IPO occurred as of the beginning of the periods presented, compensation expense of $2.2 million would have been recognized for first quarter of Fiscal 2012. As of June 30, 2012, the remaining unrecognized share-based compensation expense for non-vested share options and restricted shares to be expensed in future periods is $56.4 million, and the related weighted-average period over which it is expected to be recognized is 4.76 years. There were 9,735,293 and 9,102,228 vested and non-vested outstanding options, respectively, at June 30, 2012. There were 823,331 unvested restricted grants and 16,800 unvested restricted share units at June 30, 2012. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company estimates forfeitures based on its historical forfeiture rate since the inception of stock option granting. The estimated value of future forfeitures for equity grants as of June 30, 2012 is approximately $4.2 million.

12. Stock-Based Compensation

The Company issues equity grants to certain employees and directors of the Company at the discretion of the Company’s Compensation Committee. The Company has two equity plans, one adopted in Fiscal 2008, the Michael Kors (USA), Inc. Stock Option Plan (as amended and restated, the “2008 Plan”), and the other adopted in the third fiscal quarter of Fiscal 2012, the Michael Kors Holdings Limited Omnibus Incentive Plan (the “2012 Plan”). The 2008 Plan provided for the granting of share options only and was authorized to issue up to 23,980,823 ordinary shares. As of March 31, 2012, there are no shares available for the granting of equity awards under the 2008 Plan. The 2012 Plan allows for the granting of share options, restricted shares and restricted share units, and other equity awards, and authorizes a total issuance of up to 15,246,000 ordinary shares. At March 31, 2012, there were 12,476,120 ordinary shares available for the granting of equity awards under the 2012 Plan. Option grants issued from the 2008 Plan generally expire ten years from the date of the grant, and those issued under the 2012 Plan generally expire seven years from the date of the grant.

Stock Options

Stock options are generally exercisable at no less than the fair market value on the date of grant. The Company has issued two types of option grants, those that vest based on the attainment of a performance target and those that vest based on the passage of time. Performance based stock options may vest based upon the attainment of one of two performance measures. One performance measure is an individual performance target, which is based upon certain performance targets unique to the individual grantee, and the other measure is a company-wide performance target, which is based on a cumulative minimum growth requirement in consolidated net equity. The individual performance target vests 20% of the total option grant each year the target is satisfied. The individual has ten years in which to achieve five individual performance vesting tranches. The company-wide performance target must be achieved over the ten-year term. Performance is measured at the end of the term, and any unvested options under the grant vest if the target is achieved. The Company-wide performance target is established at the time of the grant. The target metrics underlying individual performance vesting requirements are established for each recipient each year up until such time as the grant is fully vested. Options subject to time based vesting requirements become vested in four equal increments on each of the first, second, third and fourth anniversaries of the date on which such options were awarded.

The following table summarizes the share options activity during Fiscal 2012, and information about options outstanding at March 31, 2012:

	Number of Options	Weighted Average Exercise price	Weighted Average Remaining Contractual Live (years)	Aggregate Intrinsic Value (in thousands)
Outstanding at April 2, 2011	19,414,315	$3.06
Granted	5,256,780	$16.36
Redeemed*	(1,140,974)	$2.75
Exercised	(3,521,258)	$2.75
Canceled/forfeited	(466,463)	$8.16

Outstanding at March 31, 2012	19,542,400	$6.59	7.81	$781,689

Vested or expected to vest at March 31, 2012	18,174,432	$6.45	7.76

Vested and exercisable at March 31, 2012	6,047,975	$2.82	6.66	$264,741

*

The Company redeemed certain option grants during August 2011, for which it paid cash consideration of $10.7 million, representing the $12.12 share value established at the time of the private placement, less the exercise price of the option grants in the aggregate. The redemption was charged to selling, general and administrative expenses during the fiscal year ended March 31, 2012.

The total intrinsic value of options exercised during Fiscal 2012 was $109.5 million. The cash received from options exercised during Fiscal 2012, was $9.7 million. There were no options exercised prior to Fiscal 2012.

The weighted average grant date fair value for options granted during Fiscal 2012, Fiscal 2011, and Fiscal 2010, was $8.01, $3.08, and $0.96, respectively. The following table represents assumptions used to estimate the fair value of options:

	Fiscal Year Ended
	March 31, 2012	April 2, 2011	April 3, 2010
Expected dividend yield	0.0%	0.0%	0.0%
Volatility factor	46.5%	46.7%	46.4%
Weighted average risk-free interest rate	1.8%	3.2%	3.9%
Expected life of option	7.8 years	10 years	10 years

Restricted Shares

The Company grants restricted shares and restricted share units at the fair market value at the date of the grant. Expense for restricted share grants is calculated based on the intrinsic value of the grant, which is the difference between the cost to the recipient and the fair market value of the underlying share (grants are generally issued at no cost to the recipient). Expense is recognized ratably over the vesting period which is generally four years from the date of the grant. Similar to share options, restricted share grants vest in four equal increments on each of the first, second, third and fourth anniversaries of the date on which such grants were awarded. Restricted share units vest in full on the first anniversary of the date of the grant.

The following table summarizes restricted shares and restricted share units for the 2012 Plan as of March 31, 2012 and changes during the fiscal year then ended:

	Number of Unvested Restricted Shares/Units	Weighted Average Grant Date Fair Value
Unvested at April 2, 2011	—	$—
Granted	836,874	$22.53
Vested	—	$—
Canceled/forfeited	—	$—

Unvested at March 31, 2012	836,874	$22.53

Compensation expense attributable to stock-based compensation for Fiscal 2012 was approximately $27.0 million. There was no compensation expense recognized prior to Fiscal 2012, as the Company had not completed an IPO which was one of the vesting requirements for all equity grants. Had the completion of an IPO occurred as of the beginning of the periods presented, compensation expense of $5.3 million and $1.6 million would have been recognized for Fiscal 2011 and Fiscal 2010, respectively. As of March 31, 2012, the remaining unrecognized stock-based compensation expense for non-vested share options and restricted shares to be expensed in future periods is $67.7 million, and the related weighted-average period over which it is expected to be recognized is 3.4 years. There were 6,047,975 and 13,494,425 vested and non-vested outstanding options, respectively, at March 31, 2012. There were 820,074 unvested restricted grants and 16,800 restricted stock units at March 31, 2012. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company estimates forfeitures based on its historical forfeiture rate since the inception of stock option granting. The estimated value of future forfeitures for equity grants as of March 31, 2012 is approximately $5.1 million.

Taxes	12 Months Ended
Mar. 31, 2012
Taxes

13. Taxes

MKHL is incorporated in the British Virgin Islands and is generally not subject to taxation. MKHL’s subsidiaries are subject to taxation in the United States and various other foreign jurisdictions which are aggregated in the “Non-U.S,” information captioned below.

Income (loss) before provision for income taxes consisted of the following (in thousands):

	Fiscal Years Ended
	March 31, 2012	April 2, 2011	April 3, 2010
United States	$227,514	$134,197	$48,300
Non-U.S.	21,302	(978)	6,647

Total income before provision for income taxes	$248,816	$133,219	$54,947

The provision for income taxes was as follows (in thousands):

	Fiscal Years Ended
	March 31, 2012	April 2, 2011	April 3, 2010
Current
U.S. Federal	$79,690	$30,494	$552
U.S. State	20,916	11,527	1,976
Non-U.S.	8,575	6,249	2,146

Total current	109,181	48,270	4,674

Deferred
U.S. Federal	(4,128)	9,950	8,203
U.S. State	(3,595)	2,057	3,718
Non-U.S.	(6)	436	(896)

Total deferred	(7,729)	12,443	11,025

Total provision for income taxes	$101,452	$60,713	$15,699

The following table summarizes the significant differences between the United States Federal statutory tax rate and the Company’s effective tax rate for financial statement purposes:

	Fiscal Years Ended
	March 31, 2012	April 2, 2011	April 3, 2010
Federal tax at 35% statutory rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal benefit	4.8%	7.1%	10.6%
Differences in tax effects on foreign income	-1.3%	1.9%	-1.7%
Foreign tax credit	-0.6%	-1.1%	0.0%
Reserve for potential witholding requirements (1)	0.0%	0.1%	-15.2%
Liability for uncertain tax positions	0.2%	0.3%	0.5%
Effect of changes in valuation allowances on deferred tax assets	1.8%	2.5%	-1.4%
Other	0.9%	-0.2%	0.8%

	40.8%	45.6%	28.6%

(1)

During Fiscal 2010, as a result of the reorganization of certain of the Company’s international operations, certain withholding tax requirements were eliminated and the related deferred tax liability previously required to be recognized of approximately $8.4 million was reversed.

Significant components of the Company’s deferred tax assets (liabilities) consist of the following (in thousands):

	March 31, 2012	April 2, 2011
Deferred tax assets
Inventories	$5,185	$4,683
Payroll related accruals	1,123	239
Deferred rent	11,677	8,304
Net operating loss carryforwards	8,142	4,460
Stock compensation	7,777	—
Deferred revenue	3,993	2,096
Other	1,464	794

	39,361	20,576
Valuation allowance	(8,233)	(4,387)

Total deferred tax assets	31,128	16,189

Deferred tax liabilities
Goodwill and intangibles	(1,222)	(1,380)
Depreciation	(20,801)	(10,602)
Other	(308)	(429)

Total deferred tax liabilities	(22,331)	(12,411)

Net deferred tax assets	$8,797	$3,778

The Company maintains valuation allowances on deferred tax assets applicable to subsidiaries in jurisdictions for which separate income tax returns are filed where realization of the related deferred tax assets from future profitable operations is not reasonably assured. Deferred tax valuation allowances were increased by approximately $4.4 million in Fiscal 2012, $3.3 million in Fiscal 2011, and $0.8 million in Fiscal 2010. As a result of the attainment and expectation of achieving profitable operations in certain countries comprising the Company’s European operations and certain state jurisdictions in the United States, for which deferred tax valuation allowances had been previously established, the Company released valuation allowances amounting to approximately $0.2 million in Fiscal 2012 and $0.9 million in Fiscal 2011. The above amounts exclude the effect of currency translation adjustments.

The Company has U.S. state and non-U.S. net operating loss carryforwards of approximately $2.9 million and $43.7 million, respectively, that will begin to expire in 2026 and 2016, respectively.

As of March 31, 2012, the Company has accrued a liability of approximately $1.9 million related to uncertain tax positions, which includes accrued interest, which is included in other long-term liabilities in the consolidated balance sheets.

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate was approximately $1.8 million at March 31, 2012, and approximately $0.9 million at April 2, 2011. A reconciliation of the beginning and ending amounts of unrecognized tax benefits, excluding accrued interest, for Fiscal 2012 and Fiscal 2011, are presented below (in thousands):

	March 31, 2012	April 2, 2011
Unrecognized tax benefits beginning balance	$939	$378
Additions related to prior period tax positions	246	—
Additions related to current period tax positions	573	675
Decreases from prior period positions	—	(114)

Unrecognized tax benefits ending balance	$1,758	$939

The Company classifies interest and penalties related to unrecognized tax benefits as components of the provision for income taxes. Interest recognized through the consolidated statements of operations for Fiscal 2012 and Fiscal 2011 was approximately $0.1 million and $0.1 million, respectively.

The total amount of unrecognized tax benefits relating to the Company’s tax positions is subject to change based on future events, including, but not limited to, the settlements of ongoing audits and/or the expiration of applicable statutes of limitations. The Company files income tax returns in the United States, for federal, state, and local purposes, and in certain foreign jurisdictions. With few exceptions, the Company is no longer subject to examinations by the relevant tax authorities for years prior to its fiscal year ended March 31, 2008.

The total amount of undistributed earnings of United States and other non-U.S. subsidiaries as of March 31, 2012 was approximately $274.3 million. It is the Company’s intention to permanently reinvest undistributed earnings of its United States and non-U.S. subsidiaries and thereby indefinitely postpone their remittance. Accordingly, no provision has been made for withholding taxes or income taxes which may become payable if undistributed earnings are paid as dividends.

Retirement Plans	12 Months Ended
Mar. 31, 2012
Retirement Plans

14. Retirement Plans

The Company maintains defined contribution plans for employees, who become eligible to participate after three months of service. Features of these plans allow participants to contribute to a plan a percentage of their compensation, up to statutory limits depending upon the country in which a plan operates, and provide for mandatory and/or discretionary matching contributions by the Company. For the years ended March 31, 2012, April 2, 2011 and April 3, 2010, the Company recognized expense of approximately $1.6 million. $1.3 million and $0.9 million, respectively, related to these retirement plans.

Segment Information	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Segment Information

11. Segment Information

The Company operates its business through three operating segments—Retail, Wholesale and Licensing—which are based on its business activities and organization. The operating segments are segments of the Company for which separate financial information is available and for which operating results are evaluated regularly by executive management in deciding how to allocate resources, as well as in assessing performance. The primary key performance indicators are net sales or revenue (in the case of Licensing) and operating income for each segment. The Company’s reportable segments represent channels of distribution that offer similar merchandise, customer experience and sales/marketing strategies. Sales of the Company’s products through Company owned stores for the Retail segment include “Collection,” “Lifestyle” including “concessions,” and outlet stores located throughout North America, Europe, and Japan. Products sold through the Retail segment include women’s apparel, accessories (which include handbags and small leather goods such as wallets), footwear and licensed products, such as watches, fragrances and eyewear. The Wholesale segment includes sales primarily to major department stores and specialty shops throughout North America and Europe. Products sold through the Wholesale segment include accessories (which include handbags and small leather goods such as wallets), footwear and women’s and men’s apparel. The Licensing segment includes royalties earned on licensed products and use of the Company’s trademarks, and rights granted to third parties for the right to sell the Company’s products in certain geographical regions such as Korea, the Philippines, Singapore, Malaysia, the Middle East, Turkey, Russia, China, Hong Kong, Macau and Taiwan. All intercompany revenues are eliminated in consolidation and are not reviewed when evaluating segment performance. Corporate overhead expenses are allocated to the segments based upon specific usage or other allocation methods.

The Company has allocated $12.1 million and $1.9 million of its recorded goodwill to its Wholesale and Licensing segments, respectively. The Company does not have identifiable assets separated by segment. The following table presents the key performance information of the Company’s reportable segments (in thousands):

	Three Months Ended
	June 30, 2012	July 2, 2011

Revenue:
Net sales: Retail	$215,004	$122,344
Wholesale	182,366	109,938
Licensing	17,495	10,844

Total revenue	$414,865	$243,126

Income from operations:
Retail	$59,879	$27,922
Wholesale	40,718	10,868
Licensing	11,346	6,186

Income from operations	$111,943	$44,976

Depreciation and amortization expense for each segment are as follows (in thousands):

	Three Months Ended
	June 30, 2012	July 2, 2011

Depreciation and amortization:
Retail	$9,213	$5,601
Wholesale	3,766	2,841
Licensing	76	59

Total depreciation and amortization	$13,055	$8,501

Total revenue (as recognized based on country of origin), and long-lived assets by geographic location of the consolidated Company are as follows (in thousands):

	Three Months Ended
	June 30, 2012	July 2, 2011

Revenue:
North America (U.S. and Canada)	$377,149	$225,768
Europe	33,387	15,864
Other regions	4,329	1,494

Total revenue	$414,865	$243,126

	As of
	June 30, 2012	March 31, 2012

Long-lived assets:
North America (U.S. and Canada)	$160,531	$151,516
Europe	27,499	27,857
Other regions	5,971	5,528

Total Long-lived assets:	$194,001	$184,901

15. Segment Information

The Company operates its business through three operating segments—Retail, Wholesale and Licensing—which are based on its business activities and organization. The operating segments are segments of the Company for which separate financial information is available and for which operating results are evaluated regularly by executive management in deciding how to allocate resources, as well as in assessing performance. The primary key performance indicators are net sales or revenue (in the case of Licensing) and operating income for each segment. The Company’s reportable segments represent channels of distribution that offer similar merchandise, customer experience and sales/marketing strategies. Sales of the Company’s products through Company owned stores for the Retail segment include “Collection,” “Lifestyle” including “concessions,” and outlet stores located throughout North America, Europe, and Japan. Products sold through the Retail segment include women’s apparel, accessories (which include handbags and small leather goods such as wallets), women’s footwear and licensed products, such as watches, fragrances and eyewear. The Wholesale segment includes sales primarily to major department stores and specialty shops throughout North America and Europe. Products sold through the Wholesale segment include accessories (which include handbags and small leather goods such as wallets), footwear and women’s and men’s apparel. The Licensing segment includes royalties earned on licensed products and use of the Company’s trademarks, and rights granted to third parties for the right to sell the Company’s products in certain geographical regions such as Korea, the Philippines, Singapore, Malaysia, the Middle East, Russia, Turkey, China, Hong Kong, Macau and Taiwan. All intercompany revenues are eliminated in consolidation and are not reviewed when evaluating segment performance. Corporate overhead expenses are allocated to the segments based upon specific usage or other allocation methods.

The Company has allocated $12.1 million and $1.9 million of its recorded goodwill to its Wholesale and Licensing segments, respectively. The Company does not have identifiable assets separated by segment. The following table presents the key performance information of the Company’s reportable segments (in thousands):

	Fiscal Years Ended
	March 31, 2012	April 2, 2011	April 3, 2010
Revenue:
Net sales: Retail	$626,940	$344,195	$186,538
Wholesale	610,160	413,605	296,914
Licensing	65,154	45,539	24,647

Total revenue	$1,302,254	$803,339	$508,099

Income from operations:
Retail	$121,851	$61,194	$15,514
Wholesale	85,000	48,241	31,258
Licensing	40,831	27,431	9,402

Income from operations	$247,682	$136,866	$56,174

Depreciation and amortization expense for each segment are as follows (in thousands):

	Fiscal Years Ended
	March 31, 2012	April 2, 2011	April 3, 2010
Depreciation:
Retail(1)	$25,293	$16,526	$11,969
Wholesale	12,012	8,894	6,799
Licensing	249	123	75

Total depreciation	$37,554	$25,543	$18,843

(1)	Excluded in the above table are impairment charges related to the retail segment for $3.3 million and $3.8 million, during the fiscal years ended March 31, 2012 and April 2, 2011, respectively.

Total revenue (as recognized based on country of origin), and long-lived assets by geographic location of the consolidated Company are as follows (in thousands):

	Fiscal Years Ended
	March 31, 2012	April 2, 2011	April 3, 2010
Net revenues:
North America (U.S. and Canada)	$1,183,234	$763,819	$497,278
Europe	108,790	38,502	10,821
Other regions	10,230	1,018	—

Total net revenues	$1,302,254	$803,339	$508,099

	As of
	March 31, 2012	April 2, 2011
Long-lived assets:
North America (U.S. and Canada)	$151,516	$113,702
Europe	27,857	19,539
Other regions	5,528	1,878

Total Long-lived assets:	$184,901	$135,119

Agreements with Shareholders and Related Party Transactions	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Agreements with Shareholders and Related Party Transactions

12. Agreements with Shareholders and Related Party Transactions

During July 2011, the note payable to the Company’s former parent, for $101.7 million, was exchanged for 475,796 preference shares and 6,579,662 ordinary shares, after taking into effect the impact of the share exchange that resulted from the reorganization discussed in Note 2. Accordingly, as of March 31, 2012, there are no outstanding balances related to the note.

From time to time, Sportswear Holdings Limited or its affiliates have provided a plane for purposes of business travel to the directors and senior management of the Company at no charge to the Company. During the three months ended June 30, 2012, $0.1 million, representing the estimated costs of these services, which are based on allocated or incremental cost, was charged to selling, general and administrative expenses as an offset to contributed capital (additional paid-in capital). The Company or its chief executive officer may arrange a plane owned by Sportswear Holdings Limited or its affiliates to be used for the Company’s directors and senior management for purposes of business travel on terms and conditions not less favorable to the Company than it would receive in an arm’s-length transaction with a third party. To the extent the Company’s chief executive officer enters into such an arrangement for business travel, the Company will reimburse him for the actual market price paid for the use of such plane. These reimbursed expenses will be charged to the Company’s operations but will not result in an increase to additional paid-in capital.

The Company’s Chief Creative Officer Michael Kors, John Idol, and certain of the Company’s current shareholders, including Sportswear Holdings Limited, jointly own Michael Kors Far East Holdings Limited, a BVI company. During Fiscal 2012, the Company entered into certain licensing agreements with certain subsidiaries of Michael Kors Far East Holdings Limited (the “Licensees”) which provide the Licensees with exclusive rights for use of the Company’s trademarks within China, Hong Kong, Macau and Taiwan, and to import, sell, advertise and promote the Company’s products in these regions, as well as to own and operate stores which bear the Company’s tradenames. The agreements between the Company and Michael Kors Far East Holdings Limited expire on March 31, 2041, and may be terminated by the Company at certain intervals if certain minimum sale benchmarks are not met. As of June 30, 2012, there were no royalties earned under these agreements. The Company will not earn royalties under this agreement until the start of its fiscal 2014 year. The Company also provides the Licensees with certain services, including, but not limited to, supply chain and logistics support, and management information system support at the request of the Licensees, for which the Company charges a service fee based on allocated internal costs employed in delivering the services, and includes a contractually agreed upon markup. During the three months ended June 30, 2012, amounts charged to the Licensees for these services totaled $0.1 million, which is recorded in other selling, general and administrative expenses.

16. Agreements with Shareholders and Related Party Transactions

The shareholder’s agreement between the Company, SHL-Kors Limited (the Company’s former parent prior to the reorganization during July 2011), and Mr. Kors, which provided for the right of the estate of Mr. Kors for a period of 180 days after his death, to elect to sell to the Company all, but not less than all, of the ordinary shares of MKHL then owned by Mr. Kors, was terminated prior to the time of the reorganization as described in Note 2. As a result of this termination, the ordinary shares that were presented in temporary equity in the Company’s consolidated balance sheet at April 2, 2011 as “contingently redeemable ordinary shares” for a value of $6.7 million (which represented the value of the ordinary shares on the date they were acquired by Mr. Kors), were reclassified to permanent equity during July 2011.

During July 2011, the note payable to the Company’s former parent, for $101.7 million, was exchanged for 475,796 preference shares and 6,579,662 ordinary shares, after taking into effect the impact of the share exchange that resulted from the reorganization discussed in Note 2. Accordingly, as of March 31, 2012, there are no outstanding balances related to the note.

From time to time, Sportswear Holdings Limited (the Company’s former parent) or its affiliates have provided a plane for purposes of business travel to the directors and senior management of the Company at no charge to the Company. During Fiscal 2012, $1.4 million, representing the estimated costs of these services, which are based on allocated or incremental cost, was charged to selling, general and administrative expenses as an offset to contributed capital (additional paid-in capital). In the future, the Company may charter a plane from Sportswear Holdings Limited or its affiliates for the Company’s directors and senior management for purposes of business travel.

The Company’s Chief Executive officer and Chief Creative Officer, John Idol and Michael Kors, along with certain of the Company’s current shareholders, including Sportswear Holdings Limited, jointly own Michael Kors Far East Holdings Limited, a BVI company. During Fiscal 2012 the Company entered into certain licensing agreements with certain subsidiaries of Far East Holdings Limited (the “Licensees”) which provide the Licensees with exclusive rights for use of the Company’s trademarks within China, Hong Kong, Macau and Taiwan, and to import, sell, advertise and promote the Company’s products in these regions, as well as to own and operate stores which bear the Company’s tradenames. The agreements between the Company and Far East Holdings Limited expire on March 31, 2041, and may be terminated by the Company at certain intervals if certain minimum sale benchmarks are not met. As of March 31, 2012, there were no royalties earned under these agreements. The Company will not earn royalties under this agreement until the start of its fiscal 2014 year. The Company also provides the Licensees with certain services, including, but not limited to, supply chain and logistics support, management information system support and tax and accounting support at the request of the Licensees, for which the Company charges a service fee based on allocated internal costs employed in delivering the services, and includes a contractually agreed upon markup. During Fiscal 2012 amounts charged to the Licensees for these services totaled $0.9 million, which is recorded in other selling, general and administrative expenses. As of March 31, 2012, there have been no cash payments received related to these charges.

Selected Quarterly Financial Information (Unaudited)	12 Months Ended
Mar. 31, 2012
Selected Quarterly Financial Information (Unaudited)

17. Selected Quarterly Financial Information (Unaudited)

The following table summarizes the Fiscal 2012 and 2011 quarterly results (dollars in thousands):

	Fiscal Quarter Ended
	June	September	December	March
Year Ended March 31, 2012
Total Revenue	$243,126	$305,532	$373,606	$379,990
Gross profit	$136,969	$175,100	$221,905	$219,122
Income from operations	$44,976	$59,278	$64,587	$78,841
Net income	$24,115	$40,606	$39,031	$43,612
Weighted average ordinary shares outstanding:
Basic	140,554,377	146,555,601	154,738,356	191,184,171
Diluted	179,177,268	187,580,161	193,583,954	196,855,404

Year Ended April 2, 2011
Total Revenue	$151,516	$189,369	$222,451	$240,003
Gross profit	$82,354	$102,827	$126,763	$134,121
Income from operations	$17,180	$32,122	$44,930	$42,634
Net income	$11,752	$15,591	$27,790	$17,373
Weighted average ordinary shares outstanding:
Basic	140,554,377	140,554,377	140,554,377	140,554,377
Diluted	179,177,268	179,177,268	179,177,268	179,177,268

Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Use of Estimates

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to use judgment and make estimates that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The level of uncertainty in estimates and assumptions increases with the length of time until the underlying transactions are completed. The most significant assumptions and estimates involved in preparing the financial statements include allowances for customer deductions, sales returns, sales discounts and doubtful accounts, estimates of inventory recovery, the valuation of share-based compensation, valuation of deferred taxes and the estimated useful lives used for amortization and depreciation of intangible assets and property and equipment. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to use judgment and make estimates that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The level of uncertainty in estimates and assumptions increases with the length of time until the underlying transactions are completed. The most significant assumptions and estimates involved in preparing the financial statements include allowances for customer deductions, sales returns, sales discounts and doubtful accounts, estimates of inventory recovery, the valuation of stock-based compensation, valuation of deferred taxes and the estimated useful lives used for amortization and depreciation of intangible assets and property and equipment. Actual results could differ from those estimates.

Revenue Recognition

Revenue Recognition

The Company recognizes retail store revenues upon sale of its products to retail consumers, net of estimated returns. Wholesale revenue is recognized net of estimates for sales returns, discounts and allowances, after merchandise is shipped and title and risk of loss is transferred to the Company’s wholesale customers. To arrive at net sales for retail, gross sales are reduced by actual customer returns as well as by a provision for estimated future customer returns, which is based on management’s review of historical and current customer returns. Sales taxes collected from retail customers are presented on a net basis and as such are excluded from revenue. To arrive at net sales for wholesale, gross sales are reduced by provisions for estimated future returns, based on current expectations, trade discounts, markdowns, allowances and operational chargebacks, as well as for certain cooperative selling expenses.

The following table details the activity and balances of the Company’s sales reserves for the fiscal years ended March 31, 2012, April 2, 2011 and April 3, 2010 (in thousands):

Retail	Balance Beginning of Year	Amounts Charged to Revenue	Write-offs Against Reserves	Balance at Year End
Return Reserves:
Year ended March 31, 2012	$2,313	$23,580	$(24,234)	$1,659
Year ended April 2, 2011	1,413	14,323	(13,423)	2,313
Year ended April 3, 2010	754	7,298	(6,639)	1,413

Wholesale	Balance Beginning of Year	Amounts Charged to Revenue	Write-offs Against Reserves	Balance at Year End
Total Sales Reserves:
Year ended March 31, 2012	$25,180	$114,577	$(109,376)	$30,381
Year ended April 2, 2011	20,215	84,697	(79,732)	25,180
Year ended April 3, 2010	19,481	68,955	(68,221)	20,215

Licensing revenue generated from product licenses, which includes contributions for advertising, is based on reported sales of licensed products bearing the Company’s tradenames, at rates specified in the license agreements. These agreements are also subject to contractual minimum levels. Royalty revenue generated by geographic specific licensing agreements is recognized as earned under the licensing agreements based on reported sales of licensees applicable to specified periods as outlined in the agreements. These agreements allow for the use of the Company’s tradename to sell its branded products in specific geographic regions.

Advertising

Advertising

Advertising costs are charged to expense when incurred and are reflected in general and administrative expenses. For the years ended March 31, 2012, April 2, 2011, and April 3, 2010, advertising expense was $31.4 million, $27.4 million and $22.4 million, respectively.

Cooperative advertising expense, which represents the Company’s participation in advertising expenses of its wholesale customers, is reflected as a reduction of net sales. Expenses related to cooperative advertising for Fiscal 2012, Fiscal 2011, and Fiscal 2010, were $4.3 million, $3.9 million and $3.4 million, respectively.

Shipping and Handling

Shipping and Handling

Shipping and handling costs amounting to $19.7 million, $12.4 million and $8.3 million for the years ended March 31, 2012, April 2, 2011, and April 3, 2010, respectively, are included in selling, general and administrative expenses in the statements of operations.

Cash and Cash Equivalents		Cash and Cash Equivalents All highly liquid investments with original maturities of three months or less are considered to be cash equivalents.
Inventories

Inventories

Inventories consist of finished goods and are stated at the lower of cost or market value. Cost is determined using the first-in-first-out (FIFO) method. Costs include amounts paid to independent manufacturers, plus duties and freight to bring the goods to the Company’s warehouses, which are located in the United States, Holland, Canada, Japan and Hong Kong. The Company adjusts its inventory to reflect situations in which the cost of inventory is not expected to be fully recovered. These adjustments are estimates, which could vary significantly from actual results if future economic conditions, customer demand or competition differ from expectations. For the periods presented, there were no significant adjustments related to unrecoverable inventory.

Property and Equipment

Property and Equipment

Property and equipment is stated at cost less accumulated depreciation and amortization (carrying value). Depreciation is provided on a straight-line basis over the expected remaining useful lives of the related assets. Equipment, furniture and fixtures, and computer hardware and software are depreciated over five years. Leasehold improvements are amortized using the straight-line method over the shorter of the estimated remaining useful lives of the related assets or remaining lease term.

The Company’s share of the cost of constructing in-store shop displays within its wholesale customers’ floor-space (“shop-in-shops”), which is paid directly to third-party suppliers, is capitalized as property and equipment and amortized over a useful life of three years.

Maintenance and repairs are charged to expense in the year incurred. Cost and related accumulated depreciation for property and equipment are removed from the accounts upon their sale or disposition and the resulting gain or loss is reflected in the results of operations.

Internal-use Software

Internal-use Software

The Company capitalizes, in property and equipment, direct costs incurred during the application development stage and the implementation stage for developing, purchasing or otherwise acquiring software for internal use. These costs are amortized over the estimated useful lives of the software, generally five years. All costs incurred during the preliminary project stage, including project scoping, identification and testing of alternatives, are expensed as incurred.

Intangible Assets

Intangible Assets

Intangible assets consist of trademarks and lease rights and are stated at cost less accumulated amortization. Trademarks are amortized over twenty years and lease rights are amortized over the term of the related lease agreements on a straight-line basis.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

The Company evaluates its long-lived assets, including fixed assets and intangible assets with finite useful lives, for impairment whenever events or changes in circumstances indicate that the carrying amount of any such asset may not be recoverable. If the sum of estimated undiscounted future cash flows associated with the asset is less than the asset’s carrying value, an impairment charge is recognized, which is measured as the amount by which the carrying value exceeds the fair value of the asset. These estimates of cash flow require significant management judgment and certain assumptions about future volume, sales and expense growth rates, devaluation and inflation. As such, these estimates may differ from actual cash flows.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

On an annual basis, the Company evaluates goodwill impairment during the Company’s fourth quarter of its fiscal year or whenever impairment indicators exist. Judgments regarding the existence of impairment indicators are based on market conditions and operational performance of the business. Future events could cause the Company to conclude that impairment indicators exist, and, therefore, that goodwill may be impaired. To the extent that the fair value associated with the goodwill is less than its carrying amount, the Company writes down the carrying amount of the goodwill to its fair value.

Prior to Fiscal 2012 the Company assessed goodwill for impairment by calculating the fair value of the Company’s reporting units to which goodwill has been allocated using the discounted cash flow method along with the market multiples method. During Fiscal 2012, the Company adopted a new accounting pronouncement related to goodwill impairment analysis, which allows entities to initially perform a qualitative analysis (“step zero”) of the fair value of its reporting units to determine whether it is necessary to undertake a quantitative (“two step”) goodwill analysis. In the fourth quarter of Fiscal 2012, the Company followed this new guidance with respect to its annual impairment analysis for goodwill, and concluded that the carrying amounts of all reporting units significantly exceeded their respective fair values, and thus performing any further analysis (e.g. two step) was unnecessary.

The Company will continue to perform the aforementioned qualitative analysis (step zero) in future fiscal years as its first step in goodwill impairment assessment. Should the results of this assessment result in either an ambiguous or unfavorable conclusion the Company will perform additional quantitative testing consistent with the fair value approach mentioned above. The valuation methods used in the fair value approach, discounted cash flow and market multiples method, require the Company’s management to make certain assumptions and estimates regarding certain industry trends and future profitability of the Company’s reporting units. If the carrying amount of a reporting unit exceeds its fair value, the Company would compare the implied fair value of the reporting unit goodwill with its carrying value. To compute the implied fair value, the Company would assign the fair value of the reporting unit to all of the assets and liabilities of that unit (including any unrecognized intangible assets) as if the reporting unit had been acquired in a business combination. The excess of the fair value of a reporting unit over the amounts assigned to its assets and liabilities is the implied fair value of goodwill. If the carrying value of the reporting unit goodwill exceeded the implied fair value of the reporting unit goodwill, the Company would record an impairment loss to write down such goodwill to its implied fair value. The valuation of goodwill is affected by, among other things, the Company’s business plan for the future and estimated results of future operations.

Stock-based Compensation

Stock-based Compensation

The Company grants stock-based awards to certain employees and directors of the Company. Awards are measured at the grant date based on the fair value as calculated using the Black-Scholes option pricing model, for share options, or the closing market price at the grant date for restricted shares. These fair values are recognized as expense over the requisite service period, based on attainment of certain vesting requirements, which included the Company’s completion of an initial public offering (“IPO”). Determining the fair value of stock-based awards at the grant date requires considerable judgment, including estimating expected volatility, expected term and risk-free rate.

The Company’s expected volatility is based on the average volatility rates of similar actively traded companies over the past 4.5-9.5 years, which is the Company’s range of estimated expected holding periods. The expected holding period for options which vest based on performance requirements are based on the period to expiration which is generally 9-10 years, which directly correlates to the Company’s service period requirement for such options. Generally, the expected holding period for time-based vesting options (no performance requirements) are calculated using the simplified method which uses the vesting term of the options, generally 4 years, and the contractual term of 7 years, resulting in a holding period of 4.5-4.75 years. The simplified method was chosen as a means to determine the Company’s estimated holding period as prior to December 2011, the Company was privately held and as such there is insufficient historical option exercise experience. The risk-free rate is derived from the zero-coupon U.S. Treasury Strips yield curve, the period of which relates to the grant’s estimated holding period. If factors change and the Company employs different assumptions, the fair value of future awards and resulting stock-based compensation expense may differ significantly from what the Company has estimated in the past.

Foreign Currency Translation and Transactions

Foreign Currency Translation and Transactions

The financial statements of the majority of the Company’s foreign subsidiaries are measured using the local currency as the functional currency. The Company’s functional currency is the United States dollar (“USD”) for MKHL and its United States based subsidiaries. Assets and liabilities have been translated using period-end exchange rates, and revenues and expenses have been translated using average exchange rates over the reporting period. The adjustments resulting from translation have been recorded separately in shareholders’ equity as a component of accumulated other comprehensive income. Foreign currency transaction income and losses resulting from the re-measuring of transactions denominated in a currency other than the functional currency of a particular entity are included in the consolidated statements of operations.

Derivative Financial Instruments

Derivative Financial Instruments

The Company uses forward currency exchange contracts to manage its exposure to fluctuations in foreign currency for certain of its transactions. The Company in its normal course of business enters into transactions with foreign suppliers and seeks to minimize risk related to these transactions. The Company records these derivative instruments on the consolidated balance sheets at fair value. Though the Company uses forward contracts to hedge its cash flows, the Company does not designate these instruments as hedges for hedge accounting purposes. Accordingly, changes in the fair value of these contracts, as of each balance sheet date and upon maturity, are recorded in cost of sales or operating expenses, within the Company’s consolidated statements of operations, as applicable to the transactions for which the forward exchange contracts were intended to hedge. During the quarter ended June 30, 2012, the net gain of $0.8 million, related to the change in fair value of these contracts, was recorded as a component of cost of sales. The following table details the fair value of these contracts as of June 30, 2012, and March 31, 2012 (in thousands):

	June 30, 2012	March 31, 2012
Prepaid expenses and other current assets	$2,460	$1,318
Accrued expenses and other current liabilities	$(605)	$(276)

The Company is exposed to the risk that counterparties to derivative contracts will fail to meet their contractual obligations. In attempts to mitigate counterparty credit risk, the Company enters into contracts with carefully selected financial institutions based upon their credit ratings and certain other financial factors, adhering to established limits for credit exposure. The aforementioned forward contracts generally have a term of no more than 18 months. The period of these contracts is directly related to the foreign transaction they are intended to hedge. The notional amount of these contracts outstanding at June 30, 2012 was approximately $94.4 million.

Derivative Financial Instruments

The Company uses forward currency exchange contracts to manage its exposure to fluctuations in foreign currency for certain of its transactions. The Company in its normal course of business enters into transactions with foreign suppliers and seeks to minimize risk related to these transactions. The Company records these derivative instruments on the consolidated balance sheets at fair value. Though the Company uses forward contracts to hedge its cash flows, the Company does not designate these instruments as hedges for hedge accounting purposes. Accordingly, changes in the fair value of these contracts, as of each balance sheet date and upon maturity, are recorded in cost of sales or operating expenses, within the Company’s consolidated statements of operations, as applicable to the transactions for which the forward exchange contracts were intended to hedge. For Fiscal 2012 the Company recorded a gain of $2.6 million relating to these contracts, as a component of operations. For fiscal years ended 2011 and 2010, amounts representing a loss of $2.5 million and, $1.0 million, respectively, were charged to operations. The following table details the fair value of these contracts as of March 31, 2012 and April 2, 2011 (in thousands):

	March 31, 2012	April 2, 2011
Prepaid expenses and other current assets	$1,318	$745
Accrued expenses and other current liabilities	$(276)	$(2,293)

The Company is exposed to the risk that counterparties to derivative contracts will fail to meet their contractual obligations. In attempts to mitigate counterparty credit risk, the Company enters into contracts with carefully selected financial institutions based upon their credit ratings and certain other financial factors, adhering to established limits for credit exposure. The aforementioned forward contracts generally have a term of no more than 18 months. The period of these contracts is directly related to the foreign transaction they are intended to hedge. The notional amount of these contracts outstanding at March 31, 2012 is approximately $51.2 million.

Income Taxes

Income Taxes

Deferred income tax assets and liabilities have been provided for temporary differences between the tax bases and financial reporting bases of the Company’s assets and liabilities using the tax rates and laws in effect for the periods in which the differences are expected to reverse. The Company periodically assesses the realizability of deferred tax assets and the adequacy of deferred tax liabilities, based on the results of local, state, federal or foreign statutory tax audits or estimates and judgments used.

Realization of deferred tax assets associated with net operating loss and tax credit carryforwards is dependent upon generating sufficient taxable income prior to their expiration in the applicable tax jurisdiction. The Company periodically reviews the recoverability of its deferred tax assets and provides valuation allowances, as deemed necessary, to reduce deferred tax assets to amounts that more-likely-than-not will be realized. The Company’s management considers many factors when assessing the likelihood of future realization of deferred tax assets, including recent earnings results within various taxing jurisdictions, expectations of future taxable income, the carryforward periods remaining and other factors. Changes in the required valuation allowance are recorded in income in the period such determination is made. Deferred tax assets could be reduced in the future if the Company’s estimates of taxable income during the carryforward period are significantly reduced or alternative tax strategies are no longer viable.

The Company recognizes the impact of an uncertain income tax position taken on its income tax returns at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will be recognized if it has less than a 50% likelihood of being sustained. The tax positions are analyzed periodically (at least quarterly) and adjustments are made as events occur that warrant adjustments for those positions. The Company records interest expense and penalties payable to relevant tax authorities as income tax expense.

Rent Expense, Deferred Rent and Landlord Construction Allowances

Rent Expense, Deferred Rent and Landlord Construction Allowances

The Company leases office space, retail stores and distribution facilities under agreements that are classified as operating leases. Many of these operating leases include contingent rent provisions (percentage rent), and/or provide for certain landlord allowances related to tenant improvements and other relevant items. Rent expense is calculated by recognizing total minimum rental payments (net of any rental abatements, construction allowances and other rental concessions), on a straight-line basis, over the lease term. Accordingly, rent expense charged to operations differs from rent paid, resulting in the Company recording deferred rent, which is classified as a long-term liability in the Company’s consolidated balance sheets. The recognition of rent expense for a given operating lease commences on the earlier of the lease commencement date or the date of possession of the property. The Company accounts for landlord allowances and incentives as a component of deferred rent, which is amortized over the lease term as a reduction of rent expense. The Company records rent expense as a component of selling, general and administrative expenses.

Deferred Financing Costs

Deferred Financing Costs

The Company defers costs directly associated with acquiring third party financing. These deferred costs are amortized as interest expense over the term of the related indebtedness. As of March 31, 2012, deferred financing costs were $2.4 million, net of accumulated amortization of $1.3 million, and as of April 2, 2011, deferred financing costs were $0.2 million, net of accumulated amortization of $0.8 million. Deferred financing costs are included in other assets on the consolidated balance sheets.

Net Income Per Share

Net Income Per Share

The Company reported earnings per share in conformity with the two-class method for calculating and presenting earnings per share for fiscal years prior to Fiscal 2013, due to the existence of both ordinary and convertible preference securities in those periods. Under the two-class method, basic net income per ordinary share is computed by dividing the net income available to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Net income available to shareholders is determined by allocating undistributed earnings between holders of ordinary and convertible preference shares, based on the participation rights of the preference shares. Diluted net income per share is computed by dividing the net income available to both ordinary and preference shareholders by the weighted-average number of dilutive shares outstanding during the period.

The Company’s basic net income per share excludes the dilutive effect of stock options and unvested restricted shares. It is based upon the weighted average number of ordinary shares outstanding during the period divided into net income.

Diluted net income per share reflects the potential dilution that would occur if share option grants or any other dilutive equity instruments were exercised or converted into ordinary shares. These equity instruments are included as potential dilutive securities to the extent they are dilutive under the treasury stock method for the applicable periods.

For the purposes of basic and diluted net income per share, as a result of the reorganization and exchange during July 2011, weighted average shares outstanding for purposes of presenting net income per share on a comparative basis were retroactively restated for all periods presented to reflect the exchange of ordinary shares for the newly issued ordinary and convertible preference shares as described in Note 2, as if such reorganization and exchange had occurred at the beginning of the periods presented. In addition, as a result of the 3.8-to-1 share split, which was completed on November 30, 2011, weighted average shares outstanding were retroactively restated for all periods presented.

The components of the calculation of basic net income per ordinary share and diluted net income per ordinary share are as follows (in thousands except share and per share data):

	Three Months Ended
	June 30, 2012	July 2, 2011
Numerator:
Net Income	$68,645	$24,115
Net income applicable to preference shareholders	—	5,198

Net income available for ordinary shareholders	$68,645	$18,917

Denominator:
Basic weighted average ordinary shares	192,790,454	140,554,377
Weighted average dilutive share equivalents:
Share options and restricted shares/units	6,600,673	—
Convertible preference shares	—	38,622,891

Diluted weighted average ordinary shares	199,391,127	179,177,268

Basic net income per ordinary share	$0.36	$0.13

Diluted net income per ordinary share	$0.34	$0.13

Share equivalents for the three months ended June 30, 2012 for 105,755 shares have been excluded from the above calculation as they were anti-dilutive, and approximately 1,044,000 shares related to performance based vesting options were excluded from the above calculation as their performance target vesting requirements for Fiscal 2013 were not determinable at June 30, 2012. Share options for three months ended July 2, 2011 have been excluded from the calculation of diluted earnings per share as they were not exercisable during this period, as the Company had not completed an IPO.

Net Income Per Share

The Company reports earnings per share in conformity with the two-class method for calculating and presenting earnings per share, due to the existence of both ordinary and convertible preference securities. Under the two-class method, basic net income per ordinary share is computed by dividing the net income available to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Net income available to shareholders is determined by allocating undistributed earnings between holders of ordinary and convertible preference shares, based on the participation rights of the preference shares. Diluted net income per share is computed by dividing the net income available to both ordinary and preference shareholders by the weighted-average number of dilutive shares outstanding during the period.

The Company’s basic net income per share excludes the dilutive effect of stock options and unvested restricted shares. It is based upon the weighted average number of ordinary shares outstanding during the period divided into net income.

Diluted net income per share reflects the potential dilution that would occur if share option grants or any other dilutive equity instruments were exercised or converted into ordinary shares. These equity instruments are included as potential dilutive securities to the extent they are dilutive under the treasury stock method for the applicable periods.

For the purposes of basic and diluted net income per share, as a result of the reorganization and exchange during July 2011, weighted average shares outstanding for purposes of presenting net income per share on a comparative basis were retroactively restated for all periods presented to reflect the exchange of ordinary shares for the newly issued ordinary and convertible preference shares as described in Note 2, as if such reorganization and exchange had occurred at the beginning of the periods presented. In addition, as a result of the 3.8-to-1 share split, which was completed on November 30, 2011, weighted average shares outstanding were retroactively restated for all periods presented.

The components of the calculation of basic net income per ordinary share and diluted net income per ordinary share are as follows (in thousands except share and per share data):

	Fiscal Years Ended
	March 31, 2012	April 2, 2011	April 3, 2010
Numerator:
Net Income	$147,364	$72,506	$39,248
Net income applicable to preference shareholders	21,227	15,629	8,460

Net income available for ordinary shareholders	126,137	56,877	30,788

Denominator:
Basic weighted average ordinary shares	158,258,126	140,554,377	140,554,377
Weighted average dilutive share equivalents:
share options and restricted shares/units	2,628,650	—	—
convertible preference shares	28,412,421	38,622,891	38,622,891

Diluted weighted average ordinary shares	189,299,197	179,177,268	179,177,268
Basic net income per ordinary share	$0.80	$0.40	$0.22

Diluted net income per ordinary share	$0.78	$0.40	$0.22

Stock options for Fiscal 2012 for 343,787 shares have been excluded from the above calculation as they were anti-dilutive. Stock options for fiscal years 2011 and 2010 have been excluded from the calculation of diluted earnings per share as they were not exercisable during those periods, as the Company had not completed an IPO.

Recent Accounting Pronouncements

Recent Accounting Pronouncements—The Company has considered all new accounting pronouncements and has concluded that there are no new pronouncements that have a material impact on results of operations, financial condition, or cash flows, based on current information.

Recent Accounting Pronouncements—The Company has considered all new accounting pronouncements and has concluded that there are no new pronouncements that have a material impact on results of operations, financial condition, or cash flows, based on current information.

Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Activity and Balances of Sales Reserves

The following table details the activity and balances of the Company’s sales reserves for the fiscal years ended March 31, 2012, April 2, 2011 and April 3, 2010 (in thousands):

Retail	Balance Beginning of Year	Amounts Charged to Revenue	Write-offs Against Reserves	Balance at Year End
Return Reserves:
Year ended March 31, 2012	$2,313	$23,580	$(24,234)	$1,659
Year ended April 2, 2011	1,413	14,323	(13,423)	2,313
Year ended April 3, 2010	754	7,298	(6,639)	1,413

Wholesale	Balance Beginning of Year	Amounts Charged to Revenue	Write-offs Against Reserves	Balance at Year End
Total Sales Reserves:
Year ended March 31, 2012	$25,180	$114,577	$(109,376)	$30,381
Year ended April 2, 2011	20,215	84,697	(79,732)	25,180
Year ended April 3, 2010	19,481	68,955	(68,221)	20,215

Fair Values of Forward Foreign Currency Exchange Contracts

The following table details the fair value of these contracts as of June 30, 2012, and March 31, 2012 (in thousands):

	June 30, 2012	March 31, 2012
Prepaid expenses and other current assets	$2,460	$1,318
Accrued expenses and other current liabilities	$(605)	$(276)

The following table details the fair value of these contracts as of March 31, 2012 and April 2, 2011 (in thousands):

	March 31, 2012	April 2, 2011
Prepaid expenses and other current assets	$1,318	$745
Accrued expenses and other current liabilities	$(276)	$(2,293)

Components of Calculation of Basic Net Income Per Ordinary Share and Diluted Net Income Per Ordinary Share

The components of the calculation of basic net income per ordinary share and diluted net income per ordinary share are as follows (in thousands except share and per share data):

	Three Months Ended
	June 30, 2012	July 2, 2011
Numerator:
Net Income	$68,645	$24,115
Net income applicable to preference shareholders	—	5,198

Net income available for ordinary shareholders	$68,645	$18,917

Denominator:
Basic weighted average ordinary shares	192,790,454	140,554,377
Weighted average dilutive share equivalents:
Share options and restricted shares/units	6,600,673	—
Convertible preference shares	—	38,622,891

Diluted weighted average ordinary shares	199,391,127	179,177,268

Basic net income per ordinary share	$0.36	$0.13

Diluted net income per ordinary share	$0.34	$0.13

The components of the calculation of basic net income per ordinary share and diluted net income per ordinary share are as follows (in thousands except share and per share data):

	Fiscal Years Ended
	March 31, 2012	April 2, 2011	April 3, 2010
Numerator:
Net Income	$147,364	$72,506	$39,248
Net income applicable to preference shareholders	21,227	15,629	8,460

Net income available for ordinary shareholders	126,137	56,877	30,788

Denominator:
Basic weighted average ordinary shares	158,258,126	140,554,377	140,554,377
Weighted average dilutive share equivalents:
share options and restricted shares/units	2,628,650	—	—
convertible preference shares	28,412,421	38,622,891	38,622,891

Diluted weighted average ordinary shares	189,299,197	179,177,268	179,177,268
Basic net income per ordinary share	$0.80	$0.40	$0.22

Diluted net income per ordinary share	$0.78	$0.40	$0.22

Receivables (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Receivables

Receivables, net consist of (in thousands):

	June 30, 2012	March 31, 2012
Trade receivables:
Credit risk assumed by factors	$106,530	$125,219
Credit risk retained by Company	29,963	28,021
Receivables due from licensees	7,301	6,026

	143,794	159,266
Less allowances (1):	(39,094)	(32,040)

	$104,700	$127,226

(1)

Allowances include doubtful accounts, which were $0.4 million and $0.4 million, at June 30, 2012 and March 31, 2012, respectively. See below for the complete list allowances included in net receivables.

Receivables consist of (in thousands):

	March 31, 2012	April 2, 2011
Trade receivables:
Credit risk assumed by factors	$125,219	$82,111
Credit risk retained by Company	28,021	20,543
Receivables due from licensees	6,026	5,315

	159,266	107,969
Less allowances (1):	(32,040)	(27,888)

	$127,226	$80,081

(1)

Allowances consist of the following: sales returns, discounts and credits, as well as doubtful accounts, which were $0.4 million and $0.4 million, at the end of Fiscal 2012 and Fiscal 2011, respectively.

Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Property and Equipment

Property and equipment consist of (in thousands):

	June 30, 2012	March 31, 2012
Furniture and fixtures	$61,722	$58,009
Equipment	14,874	10,871
Computer equipment and software	23,547	20,280
In-store shops	50,859	48,058
Leasehold improvements	143,397	137,771

	294,399	274,989
Less: accumulated depreciation and amortization	(128,981)	(117,487)

Subtotal	165,418	157,502
Construction-in-progress	14,899	13,253

	$180,317	$170,755

Property and equipment consist of (in thousands):

	March 31, 2012	April 2, 2011
Furniture and fixtures	$58,009	$39,564
Equipment	10,871	8,593
Computer equipment and software	20,280	14,042
In-store shops	48,058	30,970
Leasehold improvements	137,771	95,020

	274,989	188,189
Less: accumulated depreciation and amortization	(117,487)	(77,694)

Subtotal	157,502	110,495
Construction-in-progress	13,253	8,828

	$170,755	$119,323

Intangible Assets and Goodwill (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Carrying Values of Intangible Assets and Goodwill

The following table discloses the carrying values of intangible assets and goodwill (in thousands):

	June 30, 2012			March 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Trademarks	$23,000	$10,832	$12,168	$23,000	$10,545	$12,455
Lease Rights	3,754	2,238	1,516	3,838	2,147	1,691
Goodwill	14,005	—	14,005	14,005	—	14,005

	$40,759	$13,070	$27,689	$40,843	$12,692	$28,151

The following table discloses the carrying values of intangible assets and goodwill (in thousands):

	March 31, 2012			April 2, 2011
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Trademarks	$23,000	$10,545	$12,455	$23,000	$9,395	$13,605
Lease Rights	3,838	2,147	1,691	3,823	1,632	2,191
Goodwill	14,005	—	14,005	14,005	—	14,005

	$40,843	$12,692	$28,151	$40,828	$11,027	$29,801

Estimated Amortization Expense

Estimated amortization expense for each of the next five years is as follows (in thousands):

Remainder of Fiscal 2013	$1,082
Fiscal 2014	1,393
Fiscal 2015	1,393
Fiscal 2016	1,386
Fiscal 2017	1,386
Thereafter	7,044

$13,684

Estimated amortization expense for each of the next five years is as follows (in thousands):

Fiscal 2013	$1,472
Fiscal 2014	1,406
Fiscal 2015	1,406
Fiscal 2016	1,399
Fiscal 2017	1,398
Thereafter	7,064

$14,145

Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Mar. 31, 2012
Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of (in thousands):

	March 31, 2012	April 2, 2011
Professional services	$2,545	$1,115
Advance royalty	9,881	5,173
Inventory purchases	3,750	1,644
Sales tax payable	4,636	1,974
Unrealized loss on foreign exchange contracts	276	2,293
Advertising	2,038	655
Other	9,971	4,432

	$33,097	$17,286

Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2012
Rent Expense for Operating Leases

Rent expense for the Company’s operating leases consist of the following (in thousands):

	March 31, 2012	April 2, 2011	April 3, 2010
Minimum rentals	$61,364	$43,875	$26,246
Contingent rent	11,209	3,049	1,071

Total rent expense	$72,573	$46,924	$27,317

Future Minimum Lease Payments under Terms of Noncancelable Operating Lease Agreements

Future minimum lease payments under the terms of these noncancelable operating lease agreements are as follows (in thousands):

Fiscal year ending
2013	$61,996
2014	65,104
2015	66,571
2016	63,374
2017	60,770
Thereafter	217,950

$535,765

Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Contracts Categorized in Level 2 of Fair Value Hierarchy

All contracts are categorized in Level 2 of the fair value hierarchy as shown in the following table:

		Fair value at June 30, 2012, using:
(In thousands)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Foreign currency forward contracts- U.S. Dollar	$(605)	$—	$(605)	$—
Foreign currency forward contracts- Euro	2,460	—	2,460	—

Total	$1,855	$—	$1,855	$—

All contracts are categorized in Level 2 of the fair value hierarchy as shown in the following table (in thousands):

		Fair value at March 31, 2012, using:
(In thousands)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Foreign currency forward contracts - Euro	$(276)	$—	$(276)	$—
Foreign currency forward contracts - U.S. Dollar	1,318	—	1,318	—

Total	$1,042	$—	$1,042	$—

Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Options Activity and Information about Options Outstanding

The following table summarizes the share option activity during the three months ended June 30, 2012, and information about options outstanding at June 30, 2012:

	Number of Options	Weighted Average Exercise price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in thousands)
Outstanding at March 31, 2012	19,542,400	$6.59
Granted	7,631	$38.37
Exercised	(491,444)	$5.21
Canceled/forfeited	(221,066)	$7.20

Outstanding at June 30, 2012	18,837,521	$6.63	7.60	$663,241

Vested or expected to vest at June 30, 2012	17,518,895	$6.63	7.60

Vested and exercisable at June 30, 2012	9,735,293	$3.31	6.75	$375,056

The following table summarizes the share options activity during Fiscal 2012, and information about options outstanding at March 31, 2012:

	Number of Options	Weighted Average Exercise price	Weighted Average Remaining Contractual Live (years)	Aggregate Intrinsic Value (in thousands)
Outstanding at April 2, 2011	19,414,315	$3.06
Granted	5,256,780	$16.36
Redeemed*	(1,140,974)	$2.75
Exercised	(3,521,258)	$2.75
Canceled/forfeited	(466,463)	$8.16

Outstanding at March 31, 2012	19,542,400	$6.59	7.81	$781,689

Vested or expected to vest at March 31, 2012	18,174,432	$6.45	7.76

Vested and exercisable at March 31, 2012	6,047,975	$2.82	6.66	$264,741

*

The Company redeemed certain option grants during August 2011, for which it paid cash consideration of $10.7 million, representing the $12.12 share value established at the time of the private placement, less the exercise price of the option grants in the aggregate. The redemption was charged to selling, general and administrative expenses during the fiscal year ended March 31, 2012.

Assumptions Used to Estimate Fair Value of Options

The following table represents assumptions used to estimate the fair value of options:

	Three Months Ended
	June 30, 2012	July 2, 2011
Expected dividend yield	0.0%	N/A
Volatility factor	50.2%	N/A
Weighted average risk-free interest rate	0.6%	N/A
Expected life of option	4.75 years	N/A

The following table represents assumptions used to estimate the fair value of options:

	Fiscal Year Ended
	March 31, 2012	April 2, 2011	April 3, 2010
Expected dividend yield	0.0%	0.0%	0.0%
Volatility factor	46.5%	46.7%	46.4%
Weighted average risk-free interest rate	1.8%	3.2%	3.9%
Expected life of option	7.8 years	10 years	10 years

Restricted Shares and Restricted Share Units

The following table summarizes restricted shares and restricted share units under the 2012 Plan as of June 30, 2012 and changes during the fiscal year then ended:

	Number of Unvested Restricted Shares/Units	Weighted Average Grant Date Fair Value
Unvested at March 31, 2012	836,874	$22.53
Granted	3,257	$38.38
Vested	—	$—
Canceled/forfeited	—	$—

Unvested at June 30, 2012	840,131	$22.52

The following table summarizes restricted shares and restricted share units for the 2012 Plan as of March 31, 2012 and changes during the fiscal year then ended:

	Number of Unvested Restricted Shares/Units	Weighted Average Grant Date Fair Value
Unvested at April 2, 2011	—	$—
Granted	836,874	$22.53
Vested	—	$—
Canceled/forfeited	—	$—

Unvested at March 31, 2012	836,874	$22.53

Taxes (Tables)	12 Months Ended
Mar. 31, 2012
Income (Loss) Before Provision for Income Taxes

Income (loss) before provision for income taxes consisted of the following (in thousands):

	Fiscal Years Ended
	March 31, 2012	April 2, 2011	April 3, 2010
United States	$227,514	$134,197	$48,300
Non-U.S.	21,302	(978)	6,647

Total income before provision for income taxes	$248,816	$133,219	$54,947

Provision for Income Taxes

The provision for income taxes was as follows (in thousands):

	Fiscal Years Ended
	March 31, 2012	April 2, 2011	April 3, 2010
Current
U.S. Federal	$79,690	$30,494	$552
U.S. State	20,916	11,527	1,976
Non-U.S.	8,575	6,249	2,146

Total current	109,181	48,270	4,674

Deferred
U.S. Federal	(4,128)	9,950	8,203
U.S. State	(3,595)	2,057	3,718
Non-U.S.	(6)	436	(896)

Total deferred	(7,729)	12,443	11,025

Total provision for income taxes	$101,452	$60,713	$15,699

Significant Differences Between United States Federal Statutory Tax Rate and Company's Effective Tax Rate

The following table summarizes the significant differences between the United States Federal statutory tax rate and the Company’s effective tax rate for financial statement purposes:

	Fiscal Years Ended
	March 31, 2012	April 2, 2011	April 3, 2010
Federal tax at 35% statutory rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal benefit	4.8%	7.1%	10.6%
Differences in tax effects on foreign income	-1.3%	1.9%	-1.7%
Foreign tax credit	-0.6%	-1.1%	0.0%
Reserve for potential witholding requirements (1)	0.0%	0.1%	-15.2%
Liability for uncertain tax positions	0.2%	0.3%	0.5%
Effect of changes in valuation allowances on deferred tax assets	1.8%	2.5%	-1.4%
Other	0.9%	-0.2%	0.8%

	40.8%	45.6%	28.6%

(1)

During Fiscal 2010, as a result of the reorganization of certain of the Company’s international operations, certain withholding tax requirements were eliminated and the related deferred tax liability previously required to be recognized of approximately $8.4 million was reversed.

Significant Components of Deferred Tax Assets (Liabilities)

Significant components of the Company’s deferred tax assets (liabilities) consist of the following (in thousands):

	March 31, 2012	April 2, 2011
Deferred tax assets
Inventories	$5,185	$4,683
Payroll related accruals	1,123	239
Deferred rent	11,677	8,304
Net operating loss carryforwards	8,142	4,460
Stock compensation	7,777	—
Deferred revenue	3,993	2,096
Other	1,464	794

	39,361	20,576
Valuation allowance	(8,233)	(4,387)

Total deferred tax assets	31,128	16,189

Deferred tax liabilities
Goodwill and intangibles	(1,222)	(1,380)
Depreciation	(20,801)	(10,602)
Other	(308)	(429)

Total deferred tax liabilities	(22,331)	(12,411)

Net deferred tax assets	$8,797	$3,778

Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits Excluding Accrued Interest

A reconciliation of the beginning and ending amounts of unrecognized tax benefits, excluding accrued interest, for Fiscal 2012 and Fiscal 2011, are presented below (in thousands):

	March 31, 2012	April 2, 2011
Unrecognized tax benefits beginning balance	$939	$378
Additions related to prior period tax positions	246	—
Additions related to current period tax positions	573	675
Decreases from prior period positions	—	(114)

Unrecognized tax benefits ending balance	$1,758	$939

Segment Information (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Key Performance Information of Reportable Segments

The following table presents the key performance information of the Company’s reportable segments (in thousands):

	Three Months Ended
	June 30, 2012	July 2, 2011

Revenue:
Net sales: Retail	$215,004	$122,344
Wholesale	182,366	109,938
Licensing	17,495	10,844

Total revenue	$414,865	$243,126

Income from operations:
Retail	$59,879	$27,922
Wholesale	40,718	10,868
Licensing	11,346	6,186

Income from operations	$111,943	$44,976

The following table presents the key performance information of the Company’s reportable segments (in thousands):

	Fiscal Years Ended
	March 31, 2012	April 2, 2011	April 3, 2010
Revenue:
Net sales: Retail	$626,940	$344,195	$186,538
Wholesale	610,160	413,605	296,914
Licensing	65,154	45,539	24,647

Total revenue	$1,302,254	$803,339	$508,099

Income from operations:
Retail	$121,851	$61,194	$15,514
Wholesale	85,000	48,241	31,258
Licensing	40,831	27,431	9,402

Income from operations	$247,682	$136,866	$56,174

Depreciation and Amortization Expense for Each Segment

Depreciation and amortization expense for each segment are as follows (in thousands):

	Three Months Ended
	June 30, 2012	July 2, 2011

Depreciation and amortization:
Retail	$9,213	$5,601
Wholesale	3,766	2,841
Licensing	76	59

Total depreciation and amortization	$13,055	$8,501

Depreciation and amortization expense for each segment are as follows (in thousands):

	Fiscal Years Ended
	March 31, 2012	April 2, 2011	April 3, 2010
Depreciation:
Retail(1)	$25,293	$16,526	$11,969
Wholesale	12,012	8,894	6,799
Licensing	249	123	75

Total depreciation	$37,554	$25,543	$18,843

(1)	Excluded in the above table are impairment charges related to the retail segment for $3.3 million and $3.8 million, during the fiscal years ended March 31, 2012 and April 2, 2011, respectively.

Total Revenue (as Recognized Based on Country of Origin)

Total revenue (as recognized based on country of origin), and long-lived assets by geographic location of the consolidated Company are as follows (in thousands):

	Three Months Ended
	June 30, 2012	July 2, 2011

Revenue:
North America (U.S. and Canada)	$377,149	$225,768
Europe	33,387	15,864
Other regions	4,329	1,494

Total revenue	$414,865	$243,126

Total revenue (as recognized based on country of origin), and long-lived assets by geographic location of the consolidated Company are as follows (in thousands):

	Fiscal Years Ended
	March 31, 2012	April 2, 2011	April 3, 2010
Net revenues:
North America (U.S. and Canada)	$1,183,234	$763,819	$497,278
Europe	108,790	38,502	10,821
Other regions	10,230	1,018	—

Total net revenues	$1,302,254	$803,339	$508,099

Long-Lived Assets by Geographic Location

	As of
	June 30, 2012	March 31, 2012

Long-lived assets:
North America (U.S. and Canada)	$160,531	$151,516
Europe	27,499	27,857
Other regions	5,971	5,528

Total Long-lived assets:	$194,001	$184,901

	As of
	March 31, 2012	April 2, 2011
Long-lived assets:
North America (U.S. and Canada)	$151,516	$113,702
Europe	27,857	19,539
Other regions	5,528	1,878

Total Long-lived assets:	$184,901	$135,119

Selected Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Mar. 31, 2012
Summary of Quarterly Results

The following table summarizes the Fiscal 2012 and 2011 quarterly results (dollars in thousands):

	Fiscal Quarter Ended
	June	September	December	March
Year Ended March 31, 2012
Total Revenue	$243,126	$305,532	$373,606	$379,990
Gross profit	$136,969	$175,100	$221,905	$219,122
Income from operations	$44,976	$59,278	$64,587	$78,841
Net income	$24,115	$40,606	$39,031	$43,612
Weighted average ordinary shares outstanding:
Basic	140,554,377	146,555,601	154,738,356	191,184,171
Diluted	179,177,268	187,580,161	193,583,954	196,855,404

Year Ended April 2, 2011
Total Revenue	$151,516	$189,369	$222,451	$240,003
Gross profit	$82,354	$102,827	$126,763	$134,121
Income from operations	$17,180	$32,122	$44,930	$42,634
Net income	$11,752	$15,591	$27,790	$17,373
Weighted average ordinary shares outstanding:
Basic	140,554,377	140,554,377	140,554,377	140,554,377
Diluted	179,177,268	179,177,268	179,177,268	179,177,268

Business and Basis of Presentation - Additional Information (Detail)	1 Months Ended
	Dec. 20, 2011	Nov. 30, 2011
Conversion of Stock [Line Items]
Share split ratio	3.8	3.8

Reorganization and Initial Public Offering - Additional Information (Detail) (USD $)	1 Months Ended			12 Months Ended				1 Months Ended						3 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended				12 Months Ended
	Dec. 20, 2011	Nov. 30, 2011	Jul. 31, 2011	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Apr. 02, 2011	Jun. 30, 2011 Shl Kors Limited	Jun. 30, 2011 Mr Kors	Jun. 30, 2011 Shl Fashion Limited	Dec. 20, 2011 IPO	Apr. 30, 2012 Secondary Public Offering	Mar. 31, 2012 Secondary Public Offering	Jun. 30, 2012 Secondary Public Offering	Dec. 20, 2011 Preferred Stock	Jul. 31, 2011 Preferred Stock	Mar. 31, 2012 Preferred Stock	Jul. 31, 2011 Preferred Stock Private Placement	Jul. 31, 2011 Preferred Stock Private Placement Previous Shareholders of Shl Fashion Limited and Mr Kors	Dec. 20, 2011 Common Stock	Jul. 31, 2011 Common Stock	Mar. 31, 2012 Common Stock
Reorganization [Line Items]
Ownership interest before transaction								85.00%	15.00%	100.00%
Issuance of shares in exchange for note, shares																475,796	475,796 [1]				6,579,656	6,579,656 [1]
Issuance of shares in exchange for note, value			$ 101,700,000	$ 101,650,000 [1]
Issuance of new shares, shares											54,280,000	3,500,000	25,000,000			10,639,716	217,137	217,137	10,639,716		147,134,033
Issuance of new shares, value				9,550,000														10,000,000	490,000,000
Proceeds from private placement				9,550,000														9,500,000
Placement fees																		500,000
Ordinary shares, shares authorized			650,000,000	650,000,000	650,000,000		650,000,000
Ordinary shares, shares issued			147,134,033	192,731,390	193,226,091	4,351	140,554,377
Ordinary shares, shares outstanding			147,134,033	192,731,390	193,226,091	4,351	140,554,377
Convertible preference shares, shares authorized			10,856,853
Convertible preference shares, shares issued			10,856,853				10,163,920
Convertible preference shares, shares outstanding			10,856,853				10,163,920
Elimination of contingent redemption on ordinary shares			6,700,000	6,706,000
Issuance of new shares, price per share											$ 20	$ 47	$ 47
Conversion of convertible preference shares															10,856,853		(10,856,853)			41,256,025		41,256,025
Share split ratio	3.8	3.8
Ownership interest after transaction													26.10%	25.00%
Fees related to secondary offering														$ 700,000

[1]	Represents the extinguishment of the note payable to the company's parent

Activity and Balances of Sales Reserves (Detail) (Allowance for sales returns, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Apr. 02, 2011	Apr. 03, 2010
Retail
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance Beginning of Year	$ 2,313	$ 1,413	$ 754
Amounts Charged to Revenue	23,580	14,323	7,298
Write-offs Against Reserves	(24,234)	(13,423)	(6,639)
Balance at Year End	1,659	2,313	1,413
Wholesale
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance Beginning of Year	25,180	20,215	19,481
Amounts Charged to Revenue	114,577	84,697	68,955
Write-offs Against Reserves	(109,376)	(79,732)	(68,221)
Balance at Year End	$ 30,381	$ 25,180	$ 20,215

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 20, 2011	Nov. 30, 2011	Mar. 31, 2012	Apr. 02, 2011	Apr. 03, 2010	Jun. 30, 2012 Stock Options	Mar. 31, 2012 Stock Options	Mar. 31, 2012 Stock Options Minimum	Mar. 31, 2012 Stock Options Maximum	Jun. 30, 2012 Performance Based Stock Options [Member]	Jun. 30, 2012 Foreign Exchange Forward Not Designated as Hedging Instrument	Mar. 31, 2012 Foreign Exchange Forward Not Designated as Hedging Instrument	Jun. 30, 2012 Foreign Exchange Forward Cost of Sales Not Designated as Hedging Instrument	Mar. 31, 2012 Foreign Exchange Forward Cost of Sales Not Designated as Hedging Instrument	Apr. 02, 2011 Foreign Exchange Forward Cost of Sales Not Designated as Hedging Instrument	Apr. 03, 2010 Foreign Exchange Forward Cost of Sales Not Designated as Hedging Instrument	Jun. 30, 2012 Trademarks	Mar. 31, 2012 Trademarks	Mar. 31, 2012 Equipment, Furniture and Fixtures, and Computer Hardware and Software	Mar. 31, 2012 In-Store Shops	Mar. 31, 2012 Software Development
Significant Accounting Policies [Line Items]
Advertising expense			$ 31.4	$ 27.4	$ 22.4
Cooperative advertising Expenses			4.3	3.9	3.4
Shipping and handling costs			19.7	12.4	8.3
Property, plant and equipment, useful life																			5 years	3 years	5 years
Intangible asset, useful life																	20 years	20 years
Share-based compensation, fair value assumption, expected holding period								4 years 6 months	9 years 6 months
Share-based compensation, service period requirement								9 years	10 years
Share-based compensation, vesting period							4 years
Share-based compensation, contractual term							7 years
Share-based compensation, holding period								4 years 6 months	4 years 9 months
Gain (loss) on forward contracts													0.8	2.6	(2.5)	(1)
Forward contracts term, maximum											18 months	18 months
Notional amount of forward contract											94.4	51.2
Deferred finance cost			2.4	0.2
Accumulated amortization of deferred finance cost			$ 1.3	$ 0.8
Share split ratio	3.8	3.8
Anti-dilutive securities excluded from computation of earning per share						105,755	343,787			1,044,000

Fair Values of Forward Foreign Currency Exchange Contracts (Detail) (Foreign Exchange Forward, Not Designated as Hedging Instrument, USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Apr. 02, 2011
Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	$ 2,460	$ 1,318	$ 745
Accrued Expenses and Other Current Liabilities
Derivatives, Fair Value [Line Items]
Fair value of derivative liabilities	$ (605)	$ (276)	$ (2,293)

Components of Calculation of Basic Net Income Per Ordinary Share and Diluted Net Income Per Ordinary Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended										12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2012	Apr. 02, 2011	Apr. 03, 2010
Numerator:
Net income	$ 68,645	$ 43,612	$ 39,031	$ 40,606	$ 24,115	$ 24,115	$ 17,373	$ 27,790	$ 15,591	$ 11,752	$ 147,364	$ 72,506	$ 39,248
Net income applicable to preference shareholders						5,198					21,227	15,629	8,460
Net income available for ordinary shareholders	$ 68,645					$ 18,917					$ 126,137	$ 56,877	$ 30,788
Denominator:
Basic weighted average ordinary shares	192,790,454	191,184,171	154,738,356	146,555,601	140,554,377	140,554,377	140,554,377	140,554,377	140,554,377	140,554,377	158,258,126	140,554,377	140,554,377
Weighted average dilutive share equivalents:
Share options and restricted shares/units	6,600,673										2,628,650
Convertible preference shares						38,622,891					28,412,421	38,622,891	38,622,891
Diluted weighted average ordinary shares	199,391,127	196,855,404	193,583,954	187,580,161	179,177,268	179,177,268	179,177,268	179,177,268	179,177,268	179,177,268	189,299,197	179,177,268	179,177,268
Basic net income per ordinary share	$ 0.36					$ 0.13					$ 0.8	$ 0.4	$ 0.22
Diluted net income per ordinary share	$ 0.34					$ 0.13					$ 0.78	$ 0.4	$ 0.22

Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012		Mar. 31, 2012		Apr. 02, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables due from licensees	$ 7,301		$ 6,026		$ 5,315
Receivables, Gross, Current	143,794		159,266		107,969
Less allowances:	(39,094)	[1]	(32,040)	[1],[2]	(27,888)	[2]
Receivables, net	104,700		127,226		80,081
Credit Risk Assumed by Factors
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade receivables	106,530		125,219		82,111
Credit Risk Assumed by Company
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade receivables	$ 29,963		$ 28,021		$ 20,543

[1]	Allowances include doubtful accounts, which were $0.4 million and $0.4 million, at June 30, 2012 and March 31, 2012, respectively. See below for the complete list allowances included in net receivables.
[2]	Allowances consist of the following: sales returns, discounts and credits, as well as doubtful accounts, which were $0.4 million and $0.4 million, at the end of Fiscal 2012 and Fiscal 2011, respectively.

Receivables (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Apr. 02, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for return, discount and credit as well as doubtful accounts	$ 0.4	$ 0.4	$ 0.4

Concentration of Credit Risk, Major Customers and Suppliers - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2012	Apr. 02, 2011	Apr. 03, 2010
Finished Goods | Supplier Concentration Risk | Agents
Concentration Risk [Line Items]
Concentration risk, percentage	17.00%
Finished Goods | Supplier Concentration Risk | Independent Contractor
Concentration Risk [Line Items]
Concentration risk, percentage	31.00%
Wholesale | Sales Revenue, Goods, Net | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%	14.00%	15.00%

Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Apr. 02, 2011
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 294,399	$ 274,989	$ 188,189
Less: accumulated depreciation and amortization	(128,981)	(117,487)	(77,694)
Subtotal	165,418	157,502	110,495
Construction-in-progress	14,899	13,253	8,828
Property and equipment, net	180,317	170,755	119,323
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	61,722	58,009	39,564
Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	14,874	10,871	8,593
Computer Equipment And Software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	23,547	20,280	14,042
In-Store Shops
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	50,859	48,058	30,970
Leasehold Improvement
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 143,397	$ 137,771	$ 95,020

Property and Equipment - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Mar. 31, 2012 Store	Apr. 02, 2011 Store	Apr. 03, 2010
Property, Plant and Equipment [Line Items]
Depreciation and amortization of property and equipment	$ 12,700,000	$ 8,100,000	$ 36,000,000	$ 23,600,000	$ 17,100,000
Impairment of long-lived assets			3,292,000	3,834,000
Number of stores impaired			2	2
Property, Plant and Equipment, Other Types
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets			$ 3,292,000	$ 2,052,000	$ 42,000

Carrying Values of Intangible Assets and Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Apr. 02, 2011
Intangible Assets And Goodwill [Line Items]
Goodwill, Gross Carrying Amount	$ 14,005	$ 14,005	$ 14,005
Goodwill, Net	14,005	14,005	14,005
Gross Carrying Amount	40,759	40,843	40,828
Accumulated Amortization	13,070	12,692	11,027
Net	13,684	14,145
Net	27,689	28,151	29,801
Trademarks
Intangible Assets And Goodwill [Line Items]
Gross Carrying Amount	23,000	23,000	23,000
Accumulated Amortization	10,832	10,545	9,395
Net	12,168	12,455	13,605
Lease Rights
Intangible Assets And Goodwill [Line Items]
Gross Carrying Amount	3,754	3,838	3,823
Accumulated Amortization	2,238	2,147	1,632
Net	$ 1,516	$ 1,691	$ 2,191

Intangible Assets and Goodwill - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Mar. 31, 2012	Apr. 02, 2011	Apr. 03, 2010
Intangible Assets And Goodwill [Line Items]
Amortization expense	$ 400,000	$ 400,000	$ 1,500,000	$ 1,900,000	$ 1,700,000
Cumulative impairment of goodwill	5,400,000		5,400,000
Impairment of long-lived assets			3,292,000	3,834,000
Impairment of Intangible Assets
Intangible Assets And Goodwill [Line Items]
Impairment of long-lived assets				$ 1,782,000
Trademarks
Intangible Assets And Goodwill [Line Items]
Amortization period	20 years		20 years

Estimated Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012
Expected Amortization Expense [Line Items]
Fiscal 2013	$ 1,082	$ 1,472
Fiscal 2014	1,393	1,406
Fiscal 2015	1,393	1,406
Fiscal 2016	1,386	1,399
Fiscal 2017	1,386	1,398
Thereafter	7,044	7,064
Net	$ 13,684	$ 14,145

Accrued Expenses and Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Apr. 02, 2011
Accrued Expenses and Other Current Liabilities [Line Items]
Professional services		$ 2,545	$ 1,115
Advance royalty		9,881	5,173
Inventory purchases		3,750	1,644
Sales tax payable		4,636	1,974
Unrealized loss on foreign exchange contracts		276	2,293
Advertising		2,038	655
Other		9,971	4,432
Accrued expenses and other current liabilities	$ 28,505	$ 33,097	$ 17,286

Credit Facilities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Mar. 31, 2012	Apr. 02, 2011
Line of Credit Facility [Line Items]
Secured revolving credit facility, Expiration date	Sep 15, 2015		Sep 15, 2015
Line of credit facility maximum borrowing capacity	$ 100		$ 100
Aggregate Credit available other than the sum of eligible receivables and eligible inventory	30		30
Line of Credit Weighted Average rate of interest	2.94%	4.24%	3.93%	4.53%
Line of Credit Annual Facility fee on unused portion	0.1		0.1
Line of Credit Annual Commitment fees on unused portion	0.35%		0.35%
Line of credit facility amount outstanding	27.7		22.7
Line of credit facility available for future borrowings	17.8		43.9
Largest amount borrowed	31.7		34.8
European
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity	35		35
Letter of Credit
Line of Credit Facility [Line Items]
Line of credit facility amount outstanding	42.5		21.8
Standby Letters of Credit
Line of Credit Facility [Line Items]
Line of credit facility amount outstanding	$ 11.5		$ 11.3
Prime Rate
Line of Credit Facility [Line Items]
Interest rate	1.25%		1.25%
L I B O Rate
Line of Credit Facility [Line Items]
Interest rate	2.25%		2.25%

Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Commitments and Letters of Credit [Line Items]
Lease expiration date	2026-04
Stand by letter of credit issued	$ 7.9
Long term employment commitment amount	$ 2.5

Rent Expense for Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Apr. 02, 2011	Apr. 03, 2010
Operating Leased Assets [Line Items]
Minimum rentals	$ 61,364	$ 43,875	$ 26,246
Contingent rent	11,209	3,049	1,071
Total rent expense	$ 72,573	$ 46,924	$ 27,317

Future Minimum Lease Payments under Terms of Noncancelable Operating Lease Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012
Schedule of Operating Leases [Line Items]
2013	$ 61,996
2014	65,104
2015	66,571
2016	63,374
2017	60,770
Thereafter	217,950
Operating Leases, Future Minimum Payments Due, Total	$ 535,765

Fair Value of Financial Instruments - Additional Information (Detail) (Foreign Exchange Forward, Not Designated as Hedging Instrument, USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Apr. 02, 2011	Apr. 03, 2010
Fair Value of Financial Instruments [Line Items]
Forward contracts term, maximum	18 months	18 months
Cost of Sales
Fair Value of Financial Instruments [Line Items]
Gain (loss) on forward contracts	$ 0.8	$ 2.6	$ (2.5)	$ (1)

Contracts Categorized in Level 2 of Fair Value Hierarchy (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign currency forward contracts- Liability	$ (605)	$ (276)
Foreign currency forward contracts- Asset	2,460	1,318
Total	1,855	1,042
Fair Value, Inputs, Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign currency forward contracts- Liability	(605)	(276)
Foreign currency forward contracts- Asset	2,460	1,318
Total	$ 1,855	$ 1,042

Stock-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012 OptionPlan EquityPlan	Jul. 02, 2011	Mar. 31, 2012 OptionPlan EquityPlan	Apr. 02, 2011	Apr. 03, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equity plans	2		2
Number of stock option grants	2		2
Intrinsic value of option exercised	$ 17.7		$ 109.5
Cash received from options exercised	2.6		9.7
Weighted average grant date fair value of option	$ 16.26		$ 8.01	$ 3.08	$ 0.96
Equity compensation expense	5		27
Proforma stock based compensation expense		2.2		5.3	1.6
Unrecognized stock based compensation expense	56.4		67.7
Weighted average period of recognition	4 years 9 months 4 days		3 years 4 months 24 days
Outstanding option vested	9,735,293		6,047,975
Outstanding option non-vested	9,102,228		13,494,425
Estimated value of future forfeitures	$ 4.2		$ 5.1
Individual Performance Based Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage on achievement of individual performance	20.00%		20.00%
Performance target achievement term	10 years		10 years
Individual performance vesting tranches	5		5
Company Wide Performance Based Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance target achievement term	10 years		10 years
Time Based Option Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of installments for vesting period on each of the first, second, third and fourth anniversaries date of award	4		4
Restricted Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of installments for vesting period on each of the first, second, third and fourth anniversaries date of award	4		4
Share-based compensation, vesting period	4 years		4 years
Unvested stock awards	823,331		820,074
Restricted Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested stock awards	16,800		16,800
Stock Option Plan 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share authorized for issuance	23,980,823		23,980,823
Expiration period	10 years		10 years
Omnibus Incentive Plan, Twenty Twelve
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share authorized for issuance	15,246,000		15,246,000
Shares available for grant	12,686,298		12,476,120
Expiration period	7 years		7 years

Options Activity and Information about Options Outstanding (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Number of options
Outstanding at beginning of period	19,542,400	19,414,315
Granted	7,631	5,256,780
Redeemed		(1,140,974)	[1]
Exercised	(491,444)	(3,521,258)
Canceled/forfeited	(221,066)	(466,463)
Outstanding at end of period	18,837,521	19,542,400
Vested or expected to vest at end of period	17,518,895	18,174,432
Vested and exercisable at end of period	9,735,293	6,047,975
Weighted Average Exercise Price
Outstanding at beginning of period	$ 6.59	$ 3.06
Granted	$ 38.37	$ 16.36
Redeemed		$ 2.75	[1]
Exercised	$ 5.21	$ 2.75
Canceled/forfeited	$ 7.2	$ 8.16
Outstanding at end of period	$ 6.63	$ 6.59
Vested or expected to vest at end of period	$ 6.63	$ 6.45
Vested and exercisable at end of period	$ 3.31	$ 2.82
Weighted Average Remaining Contractual Life (years)
Outstanding at at end of period	7 years 7 months 6 days	7 years 9 months 22 days
Vested or expected to vest at end of period	7 years 7 months 6 days	7 years 9 months 4 days
Vested and exercisable at end of period	6 years 9 months	6 years 7 months 28 days
Aggregate Intrinsic Value
Outstanding at June 30, 2012	$ 663,241	$ 781,689
Vested and exercisable at June 30, 2012	$ 375,056	$ 264,741

[1]	The Company redeemed certain option grants during August 2011, for which it paid cash consideration of $10.7 million, representing the $12.12 share value established at the time of the private placement, less the exercise price of the option grants in the aggregate. The redemption was charged to selling, general and administrative expenses during the fiscal year ended March 31, 2012.

Options Activity and Information about Options Outstanding (Parenthetical) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended
Aug. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash paid for redemption of certain option grants	$ 10.7
Share value of redeemed option grants during the period	$ 12.12

Assumptions Used to Estimate Fair Value of Options (Detail)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Apr. 02, 2011	Apr. 03, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Volatility factor	50.20%	46.50%	46.70%	46.40%
Weighted average risk-free interest rate	0.60%	1.80%	3.20%	3.90%
Expected life of option	4 years 9 months	7 years 9 months 18 days	10 years	10 years

Restricted Shares and Restricted Share Units (Detail) (Restricted Shares and Restricted Share Units, USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Restricted Shares and Restricted Share Units
Number of Unvested Restricted Shares/Units
Unvested at beginning of period	836,874
Granted	3,257	836,874
Vested
Canceled/forfeited
Unvested at end of period	840,131	836,874
Weighted Average Grant Date Fair Value
Unvested at beginning of period	$ 22.53
Granted	$ 38.38	$ 22.53
Vested
Canceled/forfeited
Unvested at end of period	$ 22.52	$ 22.53

Income (Loss) Before Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Mar. 31, 2012	Apr. 02, 2011	Apr. 03, 2010
Schedule of Income Before Income Tax [Line Items]
United States			$ 227,514	$ 134,197	$ 48,300
Non-U.S.			21,302	(978)	6,647
Income before provision for income taxes	$ 111,883	$ 42,798	$ 248,816	$ 133,219	$ 54,947

Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Mar. 31, 2012	Apr. 02, 2011	Apr. 03, 2010
Current
U.S. Federal			$ 79,690	$ 30,494	$ 552
U.S. State			20,916	11,527	1,976
Non-U.S.			8,575	6,249	2,146
Total current			109,181	48,270	4,674
Deferred
U.S. Federal			(4,128)	9,950	8,203
U.S. State			(3,595)	2,057	3,718
Non-U.S.			(6)	436	(896)
Total deferred			(7,729)	12,443	11,025
Total provision for income taxes	$ 43,238	$ 18,683	$ 101,452	$ 60,713	$ 15,699

Significant Differences Between United States Federal Statutory Tax Rate and Company's Effective Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2012		Apr. 02, 2011		Apr. 03, 2010
Reconciliation of Effective Income Tax Rate [Line Items]
Federal tax at 35% statutory rate	35.00%		35.00%		35.00%
State and local income taxes, net of federal benefit	4.80%		7.10%		10.60%
Differences in tax effects on foreign income	(1.30%)		1.90%		(1.70%)
Foreign tax credit	(0.60%)		(1.10%)		0.00%
Reserve for potential witholding requirements	0.00%	[1]	0.10%	[1]	(15.20%)	[1]
Liability for uncertain tax positions	0.20%		0.30%		0.50%
Effect of changes in valuation allowances on deferred tax assets	1.80%		2.50%		(1.40%)
Other	0.90%		(0.20%)		0.80%
Effective Income Tax Rate, Continuing Operations, Total	40.80%		45.60%		28.60%

[1]	During Fiscal 2010, as a result of the reorganization of certain of the Company's international operations, certain withholding tax requirements were eliminated and the related deferred tax liability previously required to be recognized of approximately $8.4 million was reversed.

Significant Differences Between United States Federal Statutory Tax Rate and Company's Effective Tax Rate (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Apr. 03, 2010
Reconciliation of Effective Income Tax Rate [Line Items]
Deferred tax liability reversed	$ 8.4

Significant Components of Deferred Tax Assets (Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Apr. 02, 2011
Deferred Tax Assets And Liabilities [Line Items]
Inventories	$ 5,185	$ 4,683
Payroll related accruals	1,123	239
Deferred rent	11,677	8,304
Net operating loss carryforwards	8,142	4,460
Stock compensation	7,777
Deferred revenue	3,993	2,096
Other	1,464	794
Deferred Tax Assets, Gross, Total	39,361	20,576
Valuation allowance	(8,233)	(4,387)
Total deferred tax assets	31,128	16,189
Goodwill and intangibles	(1,222)	(1,380)
Depreciation	(20,801)	(10,602)
Other	(308)	(429)
Total deferred tax liabilities	(22,331)	(12,411)
Net deferred tax assets	$ 8,797	$ 3,778

Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2012	Apr. 02, 2011	Apr. 03, 2010
Income Tax [Line Items]
Increase in deferred tax valuation allowance	$ 4,400,000	$ 3,300,000	$ 800,000
Valuation allowance released	200,000	900,000
Accrued liability for uncertain tax positions	1,900,000
Unrecognized tax benefits	1,758,000	939,000	378,000
Interest recognized	100,000	100,000
Undistributed earnings	274,300,000
UNITED STATES
Income Tax [Line Items]
Net operating loss carryforwards	2,900,000
UNITED STATES | Minimum
Income Tax [Line Items]
Operating loss carry forward expiration year	2026
Foreign Tax Authority
Income Tax [Line Items]
Net operating loss carryforwards	$ 43,700,000
Foreign Tax Authority | Minimum
Income Tax [Line Items]
Operating loss carry forward expiration year	2016

Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits Excluding Accrued Interest (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Apr. 02, 2011
Income Tax Contingency [Line Items]
Unrecognized tax benefits beginning balance	$ 939	$ 378
Additions related to prior period tax positions	246
Additions related to current period tax positions	573	675
Decreases from prior period positions		(114)
Unrecognized tax benefits ending balance	$ 1,758	$ 939

Retirement Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Apr. 02, 2011	Apr. 03, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, service period for eligibility	3 months
Expenses recognized related to retirement plans	$ 1.6	$ 1.3	$ 0.9

Segment Information - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2012 Segment	Mar. 31, 2012 Segment	Apr. 02, 2011
Segment Reporting Information [Line Items]
Number of operating segments	3	3
Goodwill	$ 14,005	$ 14,005	$ 14,005
Wholesale
Segment Reporting Information [Line Items]
Goodwill	12,100	12,100
Licensing
Segment Reporting Information [Line Items]
Goodwill	$ 1,900	$ 1,900

Key Performance Information of Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2012	Apr. 02, 2011	Apr. 03, 2010
Segment Reporting Information [Line Items]
Revenue	$ 414,865	$ 379,990	$ 373,606	$ 305,532	$ 243,126	$ 243,126	$ 240,003	$ 222,451	$ 189,369	$ 151,516	$ 1,302,254	$ 803,339	$ 508,099
Income from operations	111,943	78,841	64,587	59,278	44,976	44,976	42,634	44,930	32,122	17,180	247,682	136,866	56,174
Retail
Segment Reporting Information [Line Items]
Revenue	215,004					122,344					626,940	344,195	186,538
Income from operations	59,879					27,922					121,851	61,194	15,514
Wholesale
Segment Reporting Information [Line Items]
Revenue	182,366					109,938					610,160	413,605	296,914
Income from operations	40,718					10,868					85,000	48,241	31,258
Licensing
Segment Reporting Information [Line Items]
Revenue	17,495					10,844					65,154	45,539	24,647
Income from operations	$ 11,346					$ 6,186					$ 40,831	$ 27,431	$ 9,402

Depreciation and Amortization Expense for Each Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Mar. 31, 2012		Apr. 02, 2011		Apr. 03, 2010
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 13,055	$ 8,501	$ 37,554		$ 25,543		$ 18,843
Retail
Segment Reporting Information [Line Items]
Depreciation and amortization	9,213	5,601	25,293	[1]	16,526	[1]	11,969	[1]
Wholesale
Segment Reporting Information [Line Items]
Depreciation and amortization	3,766	2,841	12,012		8,894		6,799
Licensing
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 76	$ 59	$ 249		$ 123		$ 75

[1]	Excluded in the above table are impairment charges related to the retail segment for $3.3 million and $3.8 million, during the fiscal years ended March 31, 2012 and April 2, 2011, respectively.

Depreciation and Amortization Expense for Each Segment (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Apr. 02, 2011
Segment Reporting Information [Line Items]
Impairment charges	$ 3,292	$ 3,834
Retail
Segment Reporting Information [Line Items]
Impairment charges	$ 3,300	$ 3,800

Total Revenue (as Recognized Based on Country of Origin), and Long-Lived Assets by Geographic Location (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2012	Apr. 02, 2011	Apr. 03, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 414,865	$ 379,990	$ 373,606	$ 305,532	$ 243,126	$ 243,126	$ 240,003	$ 222,451	$ 189,369	$ 151,516	$ 1,302,254	$ 803,339	$ 508,099
Long-lived assets	194,001	184,901					135,119				184,901	135,119
North America (U.S. and Canada)
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	377,149					225,768					1,183,234	763,819	497,278
Long-lived assets	160,531	151,516					113,702				151,516	113,702
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	33,387					15,864					108,790	38,502	10,821
Long-lived assets	27,499	27,857					19,539				27,857	19,539
Other Regions
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	4,329					1,494					10,230	1,018
Long-lived assets	$ 5,971	$ 5,528					$ 1,878				$ 5,528	$ 1,878

Agreements with Shareholders and Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Jun. 30, 2012	Mar. 31, 2012
Related Party Transaction [Line Items]
Period of the right of the estate of Mr. Kors to elect to sell ordinary shares after his death	180 days
Reclassification of temporary equity to permanent equity	$ 6,700,000		$ 6,706,000
Issuance of shares in exchange for note, value	101,700,000		101,650,000	[1]
Estimated cost of business travel charged to selling, general and administrative services during period		100,000	1,400,000
Agreements between the Company and Far East Holdings Limited expiry date		Mar 31, 2041	Mar 31, 2041
Future royalty receivable year		2014	2014
Amounts charged to the Licensees		$ 100,000	$ 900,000
Preferred Stock
Related Party Transaction [Line Items]
Issuance of shares in exchange for note, shares	475,796		475,796	[1]
Common Stock
Related Party Transaction [Line Items]
Issuance of shares in exchange for note, shares	6,579,656		6,579,656	[1]
Issuance of ordinary shares in exchange for note, shares	6,579,662

[1]	Represents the extinguishment of the note payable to the company's parent

Summary of Quarterly Results (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended										12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2012	Apr. 02, 2011	Apr. 03, 2010
Quarterly Financial Information [Line Items]
Total Revenue	$ 414,865	$ 379,990	$ 373,606	$ 305,532	$ 243,126	$ 243,126	$ 240,003	$ 222,451	$ 189,369	$ 151,516	$ 1,302,254	$ 803,339	$ 508,099
Gross profit	251,000	219,122	221,905	175,100	136,969	136,969	134,121	126,763	102,827	82,354	753,096	446,065	266,734
Income from operations	111,943	78,841	64,587	59,278	44,976	44,976	42,634	44,930	32,122	17,180	247,682	136,866	56,174
Net income	$ 68,645	$ 43,612	$ 39,031	$ 40,606	$ 24,115	$ 24,115	$ 17,373	$ 27,790	$ 15,591	$ 11,752	$ 147,364	$ 72,506	$ 39,248
Weighted average ordinary shares outstanding:
Basic	192,790,454	191,184,171	154,738,356	146,555,601	140,554,377	140,554,377	140,554,377	140,554,377	140,554,377	140,554,377	158,258,126	140,554,377	140,554,377
Diluted	199,391,127	196,855,404	193,583,954	187,580,161	179,177,268	179,177,268	179,177,268	179,177,268	179,177,268	179,177,268	189,299,197	179,177,268	179,177,268